United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-07-31

Date of Reporting Period: 2025-07-31

Item 1.	Reports to Stockholders

Federated Hermes Government Obligations Fund

Administrative Shares | GOEXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
58.1%
U.S. Treasury Securities
20.4%
U.S. Government Agency Securities
17.7%

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919395

Q450513-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Advisor Shares | GOVXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919437

Q450513-K (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Capital Shares | GOCXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919809

Q450513-G (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash II Shares | GFYXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$86	0.84%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919676

Q450513-E (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash Series Shares | GFSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$98	0.96%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919684

Q450513-F (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Institutional Shares | GOIXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N104

Q450513-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Premier Shares | GOFXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919718

Q450513-J (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

SDG Shares | GPHXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R104

Q450513-L (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Select Shares | GRTXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919478

Q450513-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Service Shares | GOSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N807

Q450513-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Trust Shares | GORXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Key Fund Statistics

  Net Assets$179,929,266,329
  Number of Investments146
  Total Advisory Fees Paid$118,549,102

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Government Agency Securities	17.7%
U.S. Treasury Securities	20.4%
Repurchase Agreements	58.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	8.4%
91-180 Days	8.8%
31-90 Days	3.9%
8-30 Days	1.3%
1-7 Days	73.8%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N153

Q450513-H (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares | POIXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Key Fund Statistics

  Net Assets$16,639,489,222
  Number of Investments163
  Total Advisory Fees Paid$15,339,379

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
46.5%
Commercial Paper
19.8%
Bank Instruments
18.8%
Variable Rate Instruments
12.8%
Bank Note
1.8%
Asset-Backed Securities
0.2%

Value	Value
Asset-Backed Securities	0.2%
Bank Note	1.8%
Variable Rate Instruments	12.8%
Bank Instruments	18.8%
Commercial Paper	19.8%
Other Repurchase Agreements and Repurchase Agreements	46.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.3%
91-180 Days	6.4%
31-90 Days	16.8%
8-30 Days	3.4%
1-7 Days	66.1%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N203

Q450523-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Service Shares | PRSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$16,639,489,222
  Number of Investments163
  Total Advisory Fees Paid$15,339,379

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.2%
Bank Note	1.8%
Variable Rate Instruments	12.8%
Bank Instruments	18.8%
Commercial Paper	19.8%
Other Repurchase Agreements and Repurchase Agreements	46.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	7.3%
91-180 Days	6.4%
31-90 Days	16.8%
8-30 Days	3.4%
1-7 Days	66.1%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N708

Q450523-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Automated Shares | PTAXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
39.2%
Bank Instruments
22.4%
Commercial Paper
20.4%
Variable Rate Instruments
12.9%
Bank Note
2.1%

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 15, 2025, total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares (after the voluntary waivers and reimbursements) will not exceed 0.50%. Prior to January 15, 2025, the Fee Limit for the Fund’s Automated Shares was 0.53%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919627

Q450519-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Advisor Shares | PCVXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$20	0.20%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919429

Q450519-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Capital Shares | PCCXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N591

Q450519-H (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash II Shares | PCDXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919593

Q450519-F (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash Series Shares | PTSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919585

Q450519-G (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Class R Shares | PTRXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$116	1.14%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919577

Q450519-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Service Shares | PRCXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N617

Q450519-E (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Trust Shares | PTTXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.68%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919619

Q450519-J (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Wealth Shares | PCOXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$20	0.20%

Key Fund Statistics

  Net Assets$98,001,866,674
  Number of Investments259
  Total Advisory Fees Paid$102,285,100

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Bank Note	2.1%
Variable Rate Instruments	12.9%
Commercial Paper	20.4%
Bank Instruments	22.4%
Other Repurchase Agreements and Repurchase Agreements	39.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.5%
91-180 Days	7.4%
31-90 Days	16.4%
8-30 Days	2.1%
1-7 Days	64.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N625

Q450519-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Administrative Shares | TODXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
57.0%
U.S. Treasury Securities
40.0%

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R302

Q450531-H (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Advisor Shares | TOVXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R203

Q450531-G (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Capital Shares | TOCXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N823

Q450531-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Cash Management Shares | TOMXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$71	0.70%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R401

Q450531-J (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Automated Shares | TOAXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919726

Q450531-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Institutional Shares | TOIXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N500

Q450531-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Premier Shares | TOPXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R500

Q450531-K (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Select Shares | TOLXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$18	0.18%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

    Effective July 1, 2025, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”). Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R609

Q450531-F (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Service Shares | TOSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N872

Q450531-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Trust Shares | TOTXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$67	0.66%

Key Fund Statistics

  Net Assets$58,795,435,463
  Number of Investments69
  Total Advisory Fees Paid$41,142,813

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	40.0%
Repurchase Agreements	57.0%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.5%
91-180 Days	11.0%
31-90 Days	5.2%
8-30 Days	0.0%
1-7 Days	71.3%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N120

Q450531-E (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash II Shares | TTIXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Key Fund Statistics

  Net Assets$12,370,941,152
  Number of Investments55
  Total Advisory Fees Paid$12,423,480

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
62.9%
U.S. Treasury Securities
37.5%

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919551

28731-B (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash Series Shares | TCSXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$105	1.03%

Key Fund Statistics

  Net Assets$12,370,941,152
  Number of Investments55
  Total Advisory Fees Paid$12,423,480

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919569

28731-C (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares | TTOXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Key Fund Statistics

  Net Assets$12,370,941,152
  Number of Investments55
  Total Advisory Fees Paid$12,423,480

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N799

28731-A (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Service Shares | TTQXX

Annual Shareholder Report - July 31, 2025

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

  Net Assets$12,370,941,152
  Number of Investments55
  Total Advisory Fees Paid$12,423,480

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	37.5%
Repurchase Agreements	62.9%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	9.0%
91-180 Days	10.4%
31-90 Days	5.1%
8-30 Days	0.0%
1-7 Days	75.9%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R864

28731-D (09/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $406,082

Fiscal year ended 2024 - $402,404

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $4,326

Fiscal year ended 2024 - $0

Fiscal year ended 2025 - Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,292 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $165,250

Fiscal year ended 2024 - $189,502

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2025

Shares | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX	SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Principal Amount			Value
		GOVERNMENT AGENCIES—17.7%
$ 100,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.040%), 8/1/2025	$ 100,000,000
191,975,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.055%), 8/1/2025	191,975,000
119,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.385% (SOFR +0.065%), 8/1/2025	119,900,000
909,665,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.080%), 8/1/2025	909,455,325
80,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.405% (SOFR +0.085%), 8/1/2025	80,000,000
415,775,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.410% (SOFR +0.090%), 8/1/2025	415,775,000
614,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.415% (SOFR +0.095%), 8/1/2025	614,750,000
531,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	531,888,741
1,095,450,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.425% (SOFR +0.105%), 8/1/2025	1,095,450,000
570,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	570,700,000
193,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.115%), 8/1/2025	193,900,000
489,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	489,800,000
395,825,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.125%), 8/1/2025	395,825,000
1,572,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.450% (SOFR +0.130%), 8/1/2025	1,572,250,000
192,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.455% (SOFR +0.135%), 8/1/2025	192,900,000
442,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	442,850,000
685,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.465% (SOFR +0.145%), 8/1/2025	685,650,000
1,372,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.150%), 8/1/2025	1,372,340,609
441,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.475% (SOFR +0.155%), 8/1/2025	441,875,000
143,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.160%), 8/1/2025	143,000,000
1,791,150,000		Federal Home Loan Bank System Discount Notes, 4.100% - 4.270%, 10/10/2025 - 1/2/2026	1,769,259,744
1,704,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.320% (SOFR +0.000%), 8/1/2025	1,704,700,000
1,239,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.325% (SOFR +0.005%), 8/1/2025	1,239,500,000
694,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.020%), 8/1/2025	694,700,000
1,008,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.025%), 8/1/2025	1,008,500,000
1,221,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.035%), 8/1/2025	1,221,250,000
824,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.385% (SOFR +0.065%), 8/1/2025	824,500,000
490,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.395% (SOFR +0.075%), 8/1/2025	490,750,000
255,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.405% (SOFR +0.085%), 8/1/2025	255,000,000
398,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	398,900,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	50,000,000
638,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	638,850,000
219,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.455% (SOFR +0.135%), 8/1/2025	219,900,000
414,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.465% (SOFR +0.145%), 8/1/2025	414,800,000
404,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.475% (SOFR +0.155%), 8/1/2025	404,755,980
339,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.480% (SOFR +0.160%), 8/1/2025	339,800,000
418,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.505% (SOFR +0.185%), 8/1/2025	419,031,774
6,732,000,000		Federal Home Loan Bank System, 4.335% - 4.445%, 1/14/2026 - 6/18/2026	6,732,000,000
399,800,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.415% (SOFR +0.095%), 8/1/2025	399,800,000
212,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	212,000,000
338,850,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	338,850,000
350,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	350,000,000
105,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	105,000,000
830,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	830,700,000
272,058,000	[1]	Housing and Urban Development Floating Rate Notes, 4.545% (91-day T-Bill +0.350%), 8/1/2025	272,058,000
		TOTAL GOVERNMENT AGENCIES	31,894,890,173
		U.S. TREASURIES—20.4%
	[2]	U.S. Treasury Bills—15.8%
1,705,000,000		United States Treasury Bills, 3.925%, 7/9/2026	1,641,424,814
2,475,000,000		United States Treasury Bills, 3.930% - 3.960%, 5/14/2026	2,397,540,669
876,000,000		United States Treasury Bills, 3.940%, 6/11/2026	845,895,773
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 1,754,000,000		United States Treasury Bills, 3.945%, 3/19/2026	$ 1,709,791,892
3,693,000,000		United States Treasury Bills, 4.025% - 4.125%, 1/22/2026	3,620,284,556
688,000,000		United States Treasury Bills, 4.050% - 4.070%, 10/2/2025	683,193,347
1,074,500,000		United States Treasury Bills, 4.050%, 11/28/2025	1,060,115,131
248,000,000		United States Treasury Bills, 4.050%, 2/19/2026	242,364,200
1,704,000,000		United States Treasury Bills, 4.060%, 10/16/2025	1,689,394,824
698,600,000		United States Treasury Bills, 4.070%, 12/26/2025	686,989,850
1,702,750,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	1,685,239,580
1,331,000,000		United States Treasury Bills, 4.120%, 1/29/2026	1,303,429,073
1,700,000,000		United States Treasury Bills, 4.125%, 1/15/2026	1,667,469,792
767,000,000		United States Treasury Bills, 4.135%, 9/4/2025	764,004,652
506,750,000		United States Treasury Bills, 4.150%, 12/4/2025	499,447,872
1,720,000,000		United States Treasury Bills, 4.150%, 12/11/2025	1,693,827,328
348,000,000		United States Treasury Bills, 4.210%, 12/2/2025	343,157,096
1,475,000,000		United States Treasury Bills, 4.220% - 4.223%, 11/18/2025	1,456,151,710
1,499,000,000		United States Treasury Bills, 4.225%, 11/25/2025	1,478,592,784
2,542,000,000		United States Treasury Bills, 4.235%, 10/21/2025	2,517,777,914
437,000,000		United States Treasury Bills, 4.240%, 10/23/2025	432,728,081
		TOTAL	28,418,820,938
		U.S. Treasury Notes—4.6%
1,755,000,000	[1]	United States Treasury Floating Rate Notes, 4.378% (91-day T-Bill +0.098%), 8/5/2025	1,754,783,030
769,000,000	[1]	United States Treasury Floating Rate Notes, 4.430% (91-day T-Bill +0.150%), 8/5/2025	768,962,208
2,128,000,000	[1]	United States Treasury Floating Rate Notes, 4.440% (91-day T-Bill +0.160%), 8/5/2025	2,128,329,459
1,541,000,000	[1]	United States Treasury Floating Rate Notes, 4.450% (91-day T-Bill +0.170%), 8/5/2025	1,540,778,559
719,500,000	[1]	United States Treasury Floating Rate Notes, 4.485% (91-day T-Bill +0.205%), 8/5/2025	720,050,176
312,000,000	[1]	United States Treasury Floating Rate Notes, 4.525% (91-day T-Bill +0.245%), 8/5/2025	312,064,320
349,000,000		United States Treasury Notes, 0.625%, 7/31/2026	337,684,473
451,000,000		United States Treasury Notes, 0.750% - 3.750%, 8/31/2026	436,635,936
352,000,000		United States Treasury Notes, 4.625%, 6/30/2026	353,523,993
		TOTAL	8,352,812,154
		TOTAL U.S. TREASURIES	36,771,633,092
		REPURCHASE AGREEMENTS—58.1%
175,000,000		Interest in $250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2054 and the market value of those underlying securities was $255,667,253.	175,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,127,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,071,000,037.	550,000,000
96,425,000		Interest in $400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,048,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2053 and the market value of those underlying securities was $408,049,599.	96,425,000
188,815,000		Interest in $750,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $750,091,042 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2057 and the market value of those underlying securities was $766,552,079.	188,815,000
275,000,000		Interest in $1,790,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,790,217,286 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2055 and the market value of those underlying securities was $1,826,021,632.	275,000,000
1,640,000,000		Repurchase agreement 4.39%, dated 5/21/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,657,799,011 on 8/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,696,138,355.	1,640,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 245,000,000
Interest in $1,245,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BMO Capital Markets
Corp. will repurchase securities provided as collateral for $1,245,151,129 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2066 and the market value of those underlying securities was $1,275,499,366.
		$ 245,000,000
250,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,151,736 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2053 and the market value of those underlying securities was $1,280,269,087.	250,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,500,181,667 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,530,185,335.	500,000,000
250,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $255,030,954.	250,000,000
585,000,000	Interest in $1,585,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,585,191,961 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2032 and the market value of those underlying securities was $1,616,895,866.	585,000,000
1,500,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.35%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,911,249,583 on 9/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $1,940,027,213.	1,500,000,000
1,519,000,000	Interest in $4,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $4,500,546,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2054 and the market value of those underlying securities was $4,590,557,176.	1,519,000,000
1,000,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.34%, dated 7/8/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,204,340,000 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2066 and the market value of those underlying securities was $1,234,551,468.	1,000,000,000
185,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $185,022,457 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/6/2045 and the market value of those underlying securities was $188,723,726.	185,000,000
195,000,000	Interest in $1,195,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,195,145,060 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2055 and the market value of those underlying securities was $1,219,260,735.	195,000,000
1,700,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $8,670,000,005.	1,700,000,000
2,000,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $8,670,000,011.	2,000,000,000
700,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $918,000,000.	700,000,000
5,000,000,000	Repurchase agreement 4.34%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,602,778 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $5,100,000,015.	5,000,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,302,778 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,688,742.	500,000,000
250,000,000	Repurchase agreement 4.26%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $250,029,583 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $255,030,274.	250,000,000
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 2,850,000,000
Interest in $3,700,000,000 joint repurchase agreement 4.42%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,715,899,722 on 9/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $3,811,460,497.
		$ 2,850,000,000
450,000,000	Interest in $2,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,250,273,125 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $2,317,781,319.	450,000,000
222,250,000	Repurchase agreement 4.38%, dated 7/31/2025 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $222,277,040 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $227,991,125.	222,250,000
2,600,000,000	Interest in $3,000,000,000 joint repurchase agreement 4.33%, dated 6/20/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,023,815,000 on 8/25/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2061 and the market value of those underlying securities was $3,092,391,657.	2,600,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2055 and the market value of those underlying securities was $923,848,103.	200,000,000
500,000,000	Interest in $900,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,109,000 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2031 and the market value of those underlying securities was $918,111,246.	500,000,000
1,220,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/11/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,021,941,111 on 10/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $2,045,164,601.	1,220,000,000
825,000,000	Interest in $1,325,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,325,160,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,351,663,689.	825,000,000
1,834,544,000	Interest in $8,730,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $8,731,057,300 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $8,905,678,508.	1,834,544,000
2,000,000,000	Interest in 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase a security provided as collateral for $4,550,551,056 on 8/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 7/15/2035 and the market value of that underlying security was $4,641,562,091.	2,000,000,000
1,342,172,000	Interest in $2,033,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,033,246,784 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $2,073,911,719.	1,342,172,000
1,200,000,000	Interest in $1,450,000,000 joint repurchase agreement 4.34%, dated 7/18/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,455,244,167 on 8/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2060 and the market value of those underlying securities was $1,494,897,593.	1,200,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 4.34%, dated 7/21/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $501,808,333 on 8/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2055 and the market value of those underlying securities was $514,469,771.	400,000,000
1,650,000,000	Interest in $1,950,000,000 joint repurchase agreement 4.34%, dated 7/24/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,957,287,583 on 8/25/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2055 and the market value of those underlying securities was $2,013,802,863.	1,650,000,000
750,000,000	Interest in $950,000,000 joint repurchase agreement 4.35%, dated 7/14/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $953,443,750 on 8/13/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2066 and the market value of those underlying securities was $973,518,891.	750,000,000
750,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,250,151,389 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,154,417.	750,000,000
Annual Financial Statements and Additional Information
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 3,400,000,000
Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,400,412,722 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2059 and the market value of those underlying securities was $3,500,324,665.
		$ 3,400,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2055 and the market value of those underlying securities was $918,111,435.	200,000,000
220,000,000	Interest in $4,070,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,070,494,053 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $4,192,603,995.	220,000,000
75,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,009,104 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $76,500,001.	75,000,000
695,000,000	Interest in $975,000,000 joint repurchase agreement 4.39%, dated 5/28/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $985,581,729 on 8/26/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2043 and the market value of those underlying securities was $1,002,337,605.	695,000,000
1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.33%, dated 7/23/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,021,650,000 on 10/21/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2059 and the market value of those underlying securities was $2,064,499,846.	1,600,000,000
3,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,364,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2051 and the market value of those underlying securities was $3,092,207,182.	3,000,000,000
925,000,000	Interest in $1,895,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,895,229,506 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,933,134,109.	925,000,000
800,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.43%, dated 7/14/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,022,642,222 on 10/14/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $2,044,450,034.	800,000,000
1,700,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/1/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,015,190,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2061 and the market value of those underlying securities was $2,066,789,726.	1,700,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $800,097,111 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $816,099,054.	400,000,000
500,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,060,694 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2054 and the market value of those underlying securities was $523,345,343.	500,000,000
3,125,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,125,378,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2029 and the market value of those underlying securities was $3,187,500,057.	3,125,000,000
3,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,364,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2066 and the market value of those underlying securities was $3,060,000,000.	3,000,000,000
100,000,000	Repurchase agreement 4.38%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,012,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2055 and the market value of those underlying securities was $102,000,000.	100,000,000
250,000,000	Repurchase agreement 4.35%, dated 7/15/2025 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,936,458 on 8/15/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2051 and the market value of those underlying securities was $258,992,154.	250,000,000
Annual Financial Statements and Additional Information
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 250,000,000
Repurchase agreement 4.37%, dated 7/31/2025 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with
BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $257,957,288.
		$ 250,000,000
300,000,000	Interest in $1,400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,400,169,944 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/6/2045 and the market value of those underlying securities was $1,428,173,367.	300,000,000
1,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 4.39%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $3,502,987,639 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $3,571,741,415.	1,000,000,000
1,000,000,000	Repurchase agreement 4.35%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,845,833 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2029 and the market value of those underlying securities was $1,020,493,101.	1,000,000,000
1,250,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,251,062,153 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $1,275,154,779.	1,250,000,000
4,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,484,444 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2033 and the market value of those underlying securities was $4,084,719,710.	4,000,000,000
10,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $10,001,213,889 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2054 and the market value of those underlying securities was $10,202,109,583.	10,000,000,000
2,500,000,000	Repurchase agreement 4.38%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,304,167 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 3/31/2029 and the market value of those underlying securities was $2,550,331,856.	2,500,000,000
450,001,437	Repurchase agreement 4.37%, dated 7/31/2025 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,056,062 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $462,239,841.	450,001,437
3,500,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $3,500,423,889 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2053 and the market value of those underlying securities was $3,570,692,217.	3,500,000,000
3,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,363,333 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2029 and the market value of those underlying securities was $3,060,370,687.	3,000,000,000
864,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,205,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,734,210,024.	864,000,000
9,500,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $9,501,150,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $9,691,173,583.	9,500,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Truist Bank will repurchase securities provided as collateral for $500,060,694 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2052 and the market value of those underlying securities was $515,000,000.	250,000,000
332,210,000	Interest in $2,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,500,303,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2055 and the market value of those underlying securities was $2,550,309,790.	332,210,000
2,800,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,800,339,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2067 and the market value of those underlying securities was $2,856,346,689.	2,800,000,000
Annual Financial Statements and Additional Information
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 5,350,000,000
Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,350,647,944 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2054 and the market value of those underlying securities was $5,457,660,969.
		$ 5,350,000,000
	TOTAL REPURCHASE AGREEMENTS	104,434,417,437
	TOTAL INVESTMENT IN SECURITIES—96.2% (AT AMORTIZED COST)[3]	173,100,940,702
	OTHER ASSETS AND LIABILITIES - NET—3.8%[4]	6,828,325,627
	NET ASSETS—100%	$179,929,266,329

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.052	0.026	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.014	(0.000)[2]	0.000[2]
Total From Investment Operations	0.045	0.052	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.57%	5.37%	4.03%	0.31%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.17%	0.17%	0.17%	0.09%	0.11%
Net investment income	4.47%	5.24%	2.56%	0.25%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.22%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,252,119	$927,077	$181,157	$5,921,339	$8,073,883

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.052	0.039	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.044	0.052	0.039	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.53%	5.33%	3.99%	0.30%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.10%	0.10%
Net investment income	4.43%	5.20%	3.92%	0.28%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,297,775	$31,818,839	$28,952,071	$31,227,810	$31,176,397

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.050	0.037	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.31%	5.10%	3.76%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.42%	0.17%	0.11%
Net investment income	4.22%	4.99%	3.73%	0.19%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.38%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,299,717	$11,429,684	$10,250,481	$10,082,923	$13,157,890

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.049	0.044	0.046	0.024
Net realized gain (loss)	0.000[2]	0.001	(0.007)	(0.044)	(0.024)
Total From Investment Operations	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.27%	5.06%	3.73%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.45%	0.14%	0.19%
Net investment income	4.17%	4.95%	4.43%	0.14%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.43%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,137	$162,885	$9,462	$78	$219

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.038	0.046	0.033	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.038	0.046	0.033	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.038)	(0.046)	(0.033)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.87%	4.66%	3.33%	0.12%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.84%	0.84%	0.84%	0.27%	0.11%
Net investment income	3.80%	4.56%	3.32%	0.11%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.70%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,150	$655,506	$641,702	$567,676	$625,477

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.044	0.034	0.001	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.037	0.044	0.031	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.037)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.74%	4.52%	3.18%	0.10%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.96%	0.98%	0.98%	0.26%	0.11%
Net investment income	3.60%	4.43%	3.38%	0.08%	0.01%
Expense waiver/reimbursement[5]	0.13%	0.14%	0.18%	0.93%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,924,997	$600,873	$902,755	$307,895	$526,713

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.043	0.051	0.038	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.043	0.051	0.038	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.043)	(0.051)	(0.038)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.43%	5.22%	3.89%	0.26%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.14%	0.12%
Net investment income	4.36%	5.10%	3.81%	0.24%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,771,841	$10,563,189	$3,529,186	$3,094,786	$3,044,642

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.040	0.047	0.035	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.001)	(0.000)[2]	—
Total From Investment Operations	0.040	0.047	0.034	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.040)	(0.047)	(0.034)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.03%	4.82%	3.50%	0.16%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.69%	0.68%	0.24%	0.12%
Net investment income	3.96%	4.72%	3.52%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.59%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,397,006	$1,199,776	$1,331,183	$1,276,028	$2,658,370

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.053	0.040	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.09%	0.10%
Net investment income	4.49%	5.25%	3.99%	0.33%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,380,542	$99,742,080	$88,718,697	$83,546,204	$69,590,226

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.053	0.043	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.10%	0.11%
Net investment income	4.48%	5.25%	4.30%	0.54%	0.03%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,218,424	$8,343,757	$8,642,312	$1,942,655	$571,121

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2022[1]
	2025	2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.045	0.053	0.041	0.003
Net realized gain (loss)	0.000[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	4.58%	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%	0.14%[6]
Net investment income	4.47%	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.08%	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,625,557	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements	$104,434,417,437
Investment in securities	68,666,523,265
Investment in securities, at amortized cost and fair value	173,100,940,702
Cash	8,086,960,226
Income receivable	246,363,803
Receivable for shares sold	189,435,899
Total Assets	181,623,700,630
Liabilities:
Payable for investments purchased	1,149,190,166
Payable for shares redeemed	214,147,687
Income distribution payable	318,054,299
Payable for investment adviser fee (Note 5)	292,449
Payable for administrative fee (Note 5)	380,992
Payable for distribution services fee (Note 5)	2,283,885
Payable for other service fees (Notes 2 and 5)	6,479,306
Accrued expenses (Note 5)	3,605,517
Total Liabilities	1,694,434,301
Net assets for 179,979,063,458 shares outstanding	$179,929,266,329
Net Assets Consist of:
Paid-in capital	$179,979,241,048
Total distributable earnings (loss)	(49,974,719)
Total Net Assets	$179,929,266,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$1,252,119,372 ÷ 1,252,465,685 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$34,297,774,993 ÷ 34,307,282,412 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,299,716,939 ÷ 12,303,121,912 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$123,137,296 ÷ 123,171,291 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$638,150,155 ÷ 638,326,483 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$9,924,997,454 ÷ 9,927,745,204 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,771,840,507 ÷ 7,773,993,355 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,397,006,077 ÷ 1,397,392,676 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$101,380,542,440 ÷ 101,408,597,889 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$9,218,424,184 ÷ 9,220,960,301 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$1,625,556,912 ÷ 1,626,006,250 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$7,895,254,519
Expenses:
Investment adviser fee (Note 5)	255,061,430
Administrative fee (Note 5)	131,700,943
Custodian fees	4,635,734
Transfer agent fees (Note 2)	3,678,449
Directors’/Trustees’ fees (Note 5)	855,523
Auditing fees	31,291
Legal fees	12,586
Portfolio accounting fees	292,612
Distribution services fee (Note 5)	11,080,153
Other service fees (Notes 2 and 5)	67,973,381
Share registration costs	2,174,967
Printing and postage	3,277,537
Miscellaneous (Note 5)	661,148
TOTAL EXPENSES	481,435,754
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(136,512,328)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(463,532)
TOTAL WAIVERS AND REIMBURSEMENT	(136,975,860)
Net expenses	344,459,894
Net investment income	7,550,794,625
Net realized gain on investments	1,519,319
Change in net assets resulting from operations	$7,552,313,944
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,550,794,625	$8,079,459,130
Net realized gain (loss)	1,519,319	170,438
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,552,313,944	8,079,629,568
Distributions to Shareholders:
Select Shares	(50,502,639)	(31,014,051)
Institutional Shares	(1,525,053,414)	(1,529,265,620)
Service Shares	(503,660,283)	(541,469,275)
Administrative Shares	(6,352,161)	(2,361,544)
Cash II Shares	(27,303,736)	(29,296,578)
Cash Series Shares	(32,577,539)	(27,909,877)
Capital Shares	(408,814,262)	(350,780,958)
Trust Shares	(48,462,470)	(63,489,475)
Premier Shares	(4,458,960,340)	(4,970,726,189)
Advisor Shares	(404,395,046)	(457,765,594)
SDG Shares	(84,768,169)	(75,398,115)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,550,850,059)	(8,079,477,276)
Share Transactions:
Proceeds from sale of shares	866,073,815,983	888,090,732,634
Net asset value of shares issued to shareholders in payment of distributions declared	3,482,732,733	3,702,830,116
Cost of shares redeemed	(857,917,631,349)	(868,445,560,859)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,638,917,367	23,348,001,891
Change in net assets	11,640,381,252	23,348,154,183
Net Assets:
Beginning of period	168,288,885,077	144,940,730,894
End of period	$179,929,266,329	$168,288,885,077
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
21

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
22

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $136,975,860 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$8,023	$—
Institutional Shares	244,405	—
Service Shares	1,498,038	—
Administrative Shares	1,093	(14)
Cash II Shares	624,517	(4,294)
Cash Series Shares	88,338	—
Capital Shares	66,120	—
Trust Shares	362,338	—
Premier Shares	704,479	(3,212)
Advisor Shares	67,639	(3,688)
SDG Shares	13,459	—
TOTAL	$3,678,449	$(11,208)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$127,367
Institutional Shares	16,441,369
Service Shares	29,843,379
Administrative Shares	380,473
Cash II Shares	1,797,966
Cash Series Shares	2,261,622
Capital Shares	14,062,192
Trust Shares	3,059,013
TOTAL	$67,973,381
For the year ended July 31, 2025, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Annual Financial Statements and Additional Information
23

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	10,407,985,198	$10,407,985,198	5,207,166,962	$5,207,166,962
Shares issued to shareholders in payment of distributions declared	25,726,188	25,726,188	11,578,884	11,578,884
Shares redeemed	(10,108,602,678)	(10,108,602,678)	(4,472,610,381)	(4,472,610,381)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	325,108,708	$325,108,708	746,135,465	$746,135,465
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	155,068,054,465	$155,068,054,465	140,052,349,750	$140,052,349,750
Shares issued to shareholders in payment of distributions declared	707,000,738	707,000,738	625,093,659	625,093,659
Shares redeemed	(153,296,299,367)	(153,296,299,368)	(137,811,268,098)	(137,811,268,098)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,478,755,836	$2,478,755,835	2,866,175,311	$2,866,175,311
	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,559,586,256	$33,559,586,256	30,315,330,025	$30,315,330,025
Shares issued to shareholders in payment of distributions declared	171,169,476	171,169,476	205,683,895	205,683,895
Shares redeemed	(32,860,800,306)	(32,860,800,306)	(29,341,966,373)	(29,341,966,373)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	869,955,426	$869,955,426	1,179,047,547	$1,179,047,547
	Year Ended 7/31/2025		Year Ended 7/31/2024
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	1,030,122,972	$1,030,122,973	530,744,767	$530,744,767
Shares issued to shareholders in payment of distributions declared	1,018,323	1,018,323	705,796	705,796
Shares redeemed	(1,070,904,238)	(1,070,904,238)	(377,981,202)	(377,981,202)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(39,762,943)	$(39,762,942)	153,469,361	$153,469,361
Annual Financial Statements and Additional Information
24

	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	677,441,705	$677,441,705	639,037,366	$639,037,366
Shares issued to shareholders in payment of distributions declared	26,443,383	26,443,383	28,718,769	28,718,769
Shares redeemed	(721,263,738)	(721,263,738)	(653,979,972)	(653,979,972)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(17,378,650)	$(17,378,650)	13,776,163	$13,776,163
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	13,669,082,371	$13,669,082,371	4,027,250,465	$4,027,250,465
Shares issued to shareholders in payment of distributions declared	32,531,916	32,531,916	27,236,276	27,236,276
Shares redeemed	(4,374,924,992)	(4,374,924,992)	(4,356,505,870)	(4,356,505,870)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	9,326,689,295	$9,326,689,295	(302,019,129)	$(302,019,129)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	11,089,609,788	$11,089,609,788	26,120,717,921	$26,120,717,921
Shares issued to shareholders in payment of distributions declared	46,831,900	46,831,900	136,030,178	136,030,178
Shares redeemed	(13,928,860,117)	(13,928,860,117)	(19,220,769,784)	(19,220,769,784)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,792,418,429)	$(2,792,418,429)	7,035,978,315	$7,035,978,315
	Year Ended 7/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,586,968,183	$3,586,968,183	4,610,941,985	$4,610,941,985
Shares issued to shareholders in payment of distributions declared	33,550,844	33,550,844	46,886,028	46,886,028
Shares redeemed	(3,423,266,983)	(3,423,266,983)	(4,789,342,062)	(4,789,342,062)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	197,252,044	$197,252,044	(131,514,049)	$(131,514,049)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	574,039,649,625	$574,039,649,626	616,742,825,265	$616,742,825,265
Shares issued to shareholders in payment of distributions declared	2,012,063,963	2,012,063,963	2,160,935,434	2,160,935,434
Shares redeemed	(574,415,577,468)	(574,415,577,469)	(607,881,473,296)	(607,881,473,296)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	1,636,136,120	$1,636,136,120	11,022,287,403	$11,022,287,403
	Year Ended 7/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	21,814,508,710	$21,814,508,709	20,024,535,132	$20,024,535,132
Shares issued to shareholders in payment of distributions declared	366,495,109	366,495,109	402,401,002	402,401,002
Shares redeemed	(21,306,344,502)	(21,306,344,521)	(20,725,999,780)	(20,725,999,780)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	874,659,317	$874,659,297	(299,063,646)	$(299,063,646)
Annual Financial Statements and Additional Information
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	Year Ended 7/31/2025		Year Ended 7/31/2024
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	41,130,806,709	$41,130,806,709	39,819,832,996	$39,819,832,996
Shares issued to shareholders in payment of distributions declared	59,900,893	59,900,893	57,560,195	57,560,195
Shares redeemed	(42,410,786,939)	(42,410,786,939)	(38,813,664,041)	(38,813,664,041)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	(1,220,079,337)	$(1,220,079,337)	1,063,729,150	$1,063,729,150
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,638,917,387	$11,638,917,367	23,348,001,891	$23,348,001,891
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$7,550,850,059	$8,079,477,276
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$103,256
Capital loss carryforwards	$(50,077,975)
TOTAL	$(49,974,719)
As of July 31, 2025, the Fund had a capital loss carryforward of $50,077,975 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$50,077,975	$—	$50,077,975
The Fund used capital loss carryforwards of $1,519,319 to offset capital gains realized during the year ended July 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023 the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Fund’s Adviser voluntarily waived $136,512,328 of its fee and voluntarily reimbursed $11,208 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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26

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$76,095	$—
Cash II Shares	2,517,152	—
Cash Series Shares	5,427,893	(452,324)
Trust Shares	3,059,013	—
TOTAL	$11,080,153	$(452,324)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $514,616 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $170,824 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
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27

8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2025, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
29

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
31

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information
33

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
34

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450513 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX	Advisor | PCVXX
	Service | PRCXX	Cash II | PCDXX	Cash Series | PTSXX	Capital | PCCXX
Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Principal Amount			Value
	[1]	COMMERCIAL PAPER—20.4%
		Aerospace/Auto—0.0%
$ 50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.462%, 11/10/2025	$ 49,389,090
		Finance - Banking—19.6%
159,550,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.416% - 4.449%, 8/20/2025 - 9/30/2025	158,797,600
760,000,000		Anglesea Funding LLC, 4.354% - 4.467%, 8/4/2025 - 11/7/2025	758,730,187
35,000,000		Antalis S.A., (Societe Generale S.A. LIQ), 4.383%, 8/1/2025	35,000,000
215,000,000		Australia & New Zealand Banking Group Ltd., 4.495% - 4.594%, 10/29/2025 - 11/25/2025	212,275,056
340,000,000		Bank of Montreal, 4.495% - 4.644%, 11/25/2025 - 1/8/2026	334,586,847
450,000,000		Bank of Nova Scotia, 4.500%, 2/20/2026	439,076,062
95,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.503%, 10/28/2025	93,999,122
2,050,000,000		BPCE S.A., 4.451% - 4.476%, 8/1/2025 - 10/10/2025	2,039,265,687
1,635,000,000		Canadian Imperial Bank of Commerce, 4.070% - 4.630%, 9/25/2025 - 6/5/2026	1,604,573,908
250,000,000		Canadian Imperial Holdings, Inc., 4.369%, 10/3/2025	248,169,063
400,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 4.353%, 8/5/2025	399,806,667
300,000,000		Chesham Finance LLC Series IV, (HSBC Bank PLC COL)/(Hongkong & Shanghai Banking Corp. COL), 4.353%, 8/5/2025	299,855,000
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.452% - 4.453%, 8/5/2025 - 8/6/2025	299,848,785
1,104,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.438% - 4.453%, 8/5/2025 - 10/8/2025	1,098,606,361
265,000,000		Great Bear Funding LLC, 4.407% - 4.418%, 8/11/2025	264,676,292
300,000,000		ING (U.S.) Funding LLC, 4.442%, 11/4/2025	296,548,333
350,000,000		ING (U.S.) Funding LLC, 4.451% - 4.452%, 8/22/2025 - 9/18/2025	348,230,700
100,000,000		Lion Bay Funding LLC, (HSBC Bank PLC COL), 4.353%, 8/5/2025	99,951,667
30,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 4.450%, 10/17/2025	29,717,667
50,000,000		Manhattan Asset Funding Co. LLC, (Sumitomo Mitsui Banking Corp. LIQ), 4.394%, 8/20/2025	49,884,417
195,000,000		Matchpoint Finance PLC, (BNP Paribas S.A. LIQ), 4.406%, 8/25/2025	194,429,300
3,730,500,000		National Bank of Canada, 4.321% - 4.539%, 10/7/2025 - 7/8/2026	3,644,112,550
301,000,000		Nationwide Building Society, 4.450% - 4.458%, 8/28/2025 - 9/4/2025	299,933,122
575,000,000		Paradelle Funding LLC, 4.136% - 4.540%, 9/25/2025 - 5/12/2026	563,968,535
145,000,000		Podium Funding Trust, 4.502% - 4.505%, 9/17/2025 - 10/27/2025	143,924,456
384,296,000		Ridgefield Funding Co., LLC Series A, 4.454% - 4.454%, 10/1/2025 - 10/2/2025	381,399,168
215,000,000		Royal Bank of Canada, 4.402%, 5/28/2026	207,448,125
1,468,000,000		Royal Bank of Canada, 4.403% - 4.550%, 9/5/2025 - 5/27/2026	1,453,597,532
1,223,000,000		Toronto Dominion Bank, 4.169% - 4.501%, 10/1/2025 - 5/13/2026	1,198,313,922
215,000,000		Toronto Dominion Bank, 4.400%, 7/17/2026	215,000,000
1,295,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.447% - 4.453%, 8/11/2025 - 10/10/2025	1,287,551,165
467,500,000		Westpac Banking Corp. Ltd., 4.166% - 4.221%, 9/26/2025 - 9/29/2025	464,467,566
		TOTAL	19,165,744,862
		Finance - Retail—0.1%
55,000,000		Sheffield Receivables Co. LLC, 4.449%, 9/22/2025	54,650,445
25,000,000		Thunder Bay Funding, LLC, 4.186%, 9/25/2025	24,846,458
		TOTAL	79,496,903
		Health Care—0.0%
24,000,000		Ascension Health Alliance Senior Credit Group, 4.440%, 8/5/2025	23,988,267
		Oil & Oil Finance—0.2%
192,000,000		TotalEnergies Capital, 4.468%, 10/10/2025	190,368,533
		Sovereign—0.5%
500,000,000		Netherlands, Government of, 4.361%, 8/1/2025	500,000,000
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $20,008,987,655)	20,008,987,655
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—12.9%
		Aerospace/Auto—0.8%
$ 230,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.660% (SOFR +0.300%), 8/1/2025	$ 230,000,000
585,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.710% (SOFR +0.350%), 8/1/2025	585,000,000
		TOTAL	815,000,000
		Finance - Banking—10.6%
30,130,000		Alper Drive Apts., LLC, (Northern Trust Co. LOC), 4.490%, 8/7/2025	30,130,000
77,000,000		Australia & New Zealand Banking Group Ltd., 4.480% (SOFR +0.160%), 8/1/2025	76,995,460
250,000,000		Bank of America N.A., 4.660% (SOFR +0.300%), 8/1/2025	250,000,000
249,000,000		Bank of Montreal, 4.630% (SOFR +0.310%), 4/13/2026	249,000,000
255,000,000		Bank of Montreal, 4.660% (SOFR +0.340%), 4/2/2026	255,000,000
110,000,000		Bank of Montreal, 4.690% (SOFR +0.370%), 7/15/2026	110,000,000
150,000,000		Bank of Montreal, 4.770% (SOFR +0.450%), 8/1/2025	150,000,000
350,000,000		Bank of Montreal, 4.770% (SOFR +0.450%), 8/1/2025	350,000,000
175,000,000		Bank of Nova Scotia, 4.720% (SOFR +0.400%), 8/1/2025	175,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.550% (SOFR +0.230%), 8/1/2025	100,000,000
325,000,000		Canadian Imperial Bank of Commerce, 4.630% (SOFR +0.310%), 8/1/2025	325,000,000
125,000,000		Canadian Imperial Bank of Commerce, 4.640% (SOFR +0.320%), 8/1/2025	125,000,000
455,000,000		Canadian Imperial Bank of Commerce, 4.660% (SOFR +0.340%), 8/1/2025	455,000,000
380,000,000		Canadian Imperial Bank of Commerce, 4.730% (SOFR +0.410%), 8/1/2025	380,000,000
4,375,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	4,375,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 10/30/2025	100,000,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.580% (SOFR +0.260%), 12/4/2025	150,000,000
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.600% (SOFR +0.280%), 12/22/2025	175,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.600% (SOFR +0.280%), 12/26/2025	100,000,000
85,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.610% (SOFR +0.290%), 1/15/2026	85,000,000
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 8/1/2025	40,000,000
150,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 10/30/2025	150,000,000
162,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 3/13/2026	162,500,000
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.640% (SOFR +0.320%), 4/10/2026	175,000,000
37,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.650% (SOFR +0.330%), 8/1/2025	37,500,000
200,000,000		Commonwealth Bank of Australia, 4.520% (SOFR +0.200%), 8/1/2025	200,000,000
175,000,000		Commonwealth Bank of Australia, 4.590% (SOFR +0.270%), 8/1/2025	175,000,000
175,000,000		Commonwealth Bank of Australia, 4.640% (SOFR +0.320%), 8/1/2025	175,000,000
215,000,000		Commonwealth Bank of Australia, 4.720% (SOFR +0.400%), 8/1/2025	215,000,000
85,000,000		Commonwealth Bank of Australia, 4.720% (SOFR +0.400%), 8/1/2025	85,000,000
175,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 4/8/2026	175,000,000
355,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 4/10/2026	355,000,000
150,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 4/17/2026	150,000,000
175,000,000		National Australia Bank Ltd., 4.520% (SOFR +0.200%), 8/1/2025	175,000,000
425,000,000		National Australia Bank Ltd., 4.540% (SOFR +0.220%), 8/1/2025	425,000,000
55,000,000		National Australia Bank Ltd., 4.570% (SOFR +0.250%), 8/1/2025	55,000,000
550,000,000		National Bank of Canada, 4.620% (SOFR +0.300%), 8/1/2025	550,000,000
215,000,000		National Bank of Canada, 4.620% (SOFR +0.300%), 8/1/2025	215,000,000
180,000,000		Nordea Bank Abp, 4.520% (SOFR +0.200%), 8/1/2025	180,000,000
150,000,000		Nordea Bank Abp, 4.520% (SOFR +0.200%), 8/1/2025	150,000,000
275,000,000		Nordea Bank Abp, 4.520% (SOFR +0.200%), 8/1/2025	275,000,000
19,670,000		Osprey Properties Ltd. Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank, N.A. LOC), 4.530%, 8/7/2025	29,435,000
179,500,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.680% (SOFR +0.360%), 8/1/2025	179,500,000
85,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.780% (SOFR +0.460%), 8/1/2025	85,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 175,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 4.600% (SOFR +0.280%), 12/22/2025	$ 175,000,000
175,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.560% (SOFR +0.240%), 8/1/2025	175,000,000
225,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.570% (SOFR +0.250%), 8/1/2025	225,000,000
23,920,000		Rooney Holdings, LLC, (BMO Bank, N.A. LOC), 4.500%, 8/7/2025	23,920,000
269,000,000		Royal Bank of Canada, 4.700% (SOFR +0.380%), 8/1/2025	269,000,000
150,000,000		Svenska Handelsbanken AB, 4.560% (SOFR +0.200%), 8/1/2025	150,000,000
45,979,000		Taxable Tender Option Bond Trust 2024-XF3219TX, 2024-XF3219TX Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.600%, 8/7/2025	45,979,000
237,000,000		Toronto Dominion Bank, 4.740% (SOFR +0.380%), 7/31/2026	237,000,000
285,000,000		Toronto Dominion Bank, 4.810% (SOFR +0.450%), 8/1/2025	285,000,000
260,000,000		Toronto Dominion Bank, 4.810% (SOFR +0.450%), 8/1/2025	260,000,000
65,000,000		Westpac Banking Corp. Ltd., 4.650% (SOFR +0.330%), 8/1/2025	65,000,000
300,000,000		Westpac Banking Corp. Ltd., 4.720% (SOFR +0.400%), 8/1/2025	300,000,000
85,000,000		Westpac Banking Corp. Ltd., 4.720% (SOFR +0.400%), 8/1/2025	85,000,000
		TOTAL	10,375,004,460
		Finance - Retail—0.5%
35,000,000		Old Line Funding, LLC, 4.590% (SOFR +0.230%), 8/1/2025	35,000,000
85,000,000		Old Line Funding, LLC, 4.600% (SOFR +0.240%), 12/15/2025	85,000,000
80,000,000		Old Line Funding, LLC, 4.610% (SOFR +0.250%), 11/20/2025	80,000,000
60,000,000		Old Line Funding, LLC, 4.610% (SOFR +0.250%), 3/6/2026	60,000,000
50,000,000		Thunder Bay Funding, LLC, 4.590% (SOFR +0.230%), 11/24/2025	50,000,000
69,000,000		Thunder Bay Funding, LLC, 4.600% (SOFR +0.240%), 12/19/2025	69,000,000
75,000,000		Thunder Bay Funding, LLC, 4.640% (SOFR +0.280%), 9/9/2025	75,000,000
		TOTAL	454,000,000
		Government Agency—1.0%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	13,965,000
7,445,000		2-D Max Enterprises LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	7,445,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	4,925,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	15,550,000
96,500,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	96,500,000
7,280,000		Brian Luke Bobenage 2022 Family Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	7,280,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	4,460,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	10,545,000
11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	11,800,000
9,860,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	9,860,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	28,220,000
18,000,000		CRE Impact BCM Tech Atlanta GA, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	18,000,000
5,225,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 4.450%, 8/7/2025	5,225,000
20,000,000		Desert Vistas, a California Ltd. Partnership, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	20,000,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	9,990,000
4,400,000		East Town Crossing, LLC, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	4,400,000
9,400,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	9,400,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	6,130,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	30,000,000
3,700,000		ICG-Stream Polk Ave LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	3,700,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	$ 15,900,000
14,730,000		Ivy Row at LA Tech, LLC, Series 2023, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, Series 2023, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/6/2025	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	5,985,000
24,515,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	24,515,000
10,920,000		MBW Legacy Investments, LLC, Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	10,920,000
22,500,000		Midtown Senior Housing LP and Avon Tower Investors LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	22,500,000
6,980,000		Morofsky Legacy Irrevocable Trust, (Series 2024), (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	6,980,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	4,785,000
25,000,000		Olive Development Bond I LLC, (San Marcos Project) Series 2024, (Federal Home Loan Bank of Topeka LOC), 4.900%, 8/6/2025	25,000,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	35,960,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	32,015,000
4,390,000		Randall S. Raner Irrevocable Life Insurance Trust Dated March 19, 2024, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	4,390,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	37,930,000
9,840,000		Richard F. Wilks Spousal Gifting Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	9,840,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	7,020,000
28,250,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	28,250,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	11,455,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 4.450%, 8/7/2025	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	7,110,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	8,825,000
1,000,000		TBD Hide, LLC, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	1,000,000
11,110,000		The CLC Irrevocable Insurance Trust, Series 2024, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	11,110,000
7,780,000		The D. Neiman Legacy Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	7,780,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	2,560,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, Series 2019, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	13,385,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	7,490,000
4,635,000		The Raymon Lee Ince Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	4,635,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	10,190,000
37,840,000		Trustwell 4 Borrowers, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	37,840,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 4.450%, 8/7/2025	17,400,000
10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	10,740,000
7,835,000		Wild Eagle Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 4.450%, 8/7/2025	7,835,000
16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	16,400,000
		TOTAL	948,635,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $12,592,639,460)	12,592,639,460
Annual Financial Statements and Additional Information

Principal Amount		Value
	CERTIFICATES OF DEPOSIT—12.4%
	Finance - Banking—12.4%
$ 815,000,000	Bank of America N.A., 4.180% - 4.500%, 10/1/2025 - 1/2/2026	$ 815,000,000
275,000,000	Bank of Montreal, 4.410%, 6/9/2026	275,000,000
490,000,000	Bank of Nova Scotia, 4.440% - 4.620%, 10/10/2025 - 11/25/2025	490,000,000
1,623,000,000	Canadian Imperial Bank of Commerce, 4.200% - 4.570%, 10/3/2025 - 7/20/2026	1,623,000,000
250,000,000	Credit Agricole Corporate and Investment Bank, 4.330%, 8/4/2025	250,000,000
250,000,000	Credit Agricole S.A., 4.500%, 9/2/2025	250,000,000
1,425,000,000	Mizuho Bank Ltd., 4.450% - 4.460%, 10/21/2025 - 10/31/2025	1,425,000,000
50,000,000	MUFG Bank Ltd., 4.450%, 9/3/2025	50,000,000
210,000,000	Royal Bank of Canada, Three World Financial Center Branch, 4.460%, 10/8/2025	210,000,000
3,665,000,000	Sumitomo Mitsui Trust Bank Ltd., 4.450% - 4.460%, 8/8/2025 - 10/21/2025	3,665,000,000
125,000,000	Sumitomo Mitsui Trust Bank Ltd., 4.480% - 4.500%, 8/12/2025 - 8/22/2025	124,932,330
486,000,000	Toronto Dominion Bank, 4.200% - 4.560%, 10/3/2025 - 1/22/2026	486,000,000
2,447,000,000	Truist Bank, 4.450% - 4.460%, 9/8/2025 - 12/8/2025	2,447,000,000
	TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $12,110,932,330)	12,110,932,330
	TIME DEPOSITS—10.0%
	Finance - Banking—10.0%
4,800,000,000	ABN Amro Bank NV, 4.330%, 8/1/2025 - 8/6/2025	4,800,000,000
500,000,000	Australia & New Zealand Banking Group Ltd., 4.330%, 8/1/2025	500,000,000
1,400,000,000	Australia & New Zealand Banking Group Ltd., 4.350%, 8/4/2025 - 8/5/2025	1,400,000,000
1,320,000,000	Mizuho Bank Ltd., 4.340%, 8/1/2025	1,320,000,000
1,000,000,000	Royal Bank of Canada, 4.340%, 8/6/2025	1,000,000,000
800,000,000	Toronto Dominion Bank, 4.350%, 8/1/2025	800,000,000
	TOTAL TIME DEPOSITS (IDENTIFIED COST $9,820,000,000)	9,820,000,000
	BANK NOTE—2.1%
	Finance - Banking—2.1%
2,079,500,000	Bank of America N.A., 4.350% - 4.460%, 12/16/2025 - 7/24/2026 (IDENTIFIED COST $2,079,500,000)	2,079,500,000
	OTHER REPURCHASE AGREEMENTS—17.1%
	Finance - Banking—17.1%
35,000,000	BMO Capital Markets Corp., 4.48%, dated 7/31/2025, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,004,356 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $35,704,559, have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
400,000,000	BMO Capital Markets Corp., 4.43%, dated 7/31/2025, interest in a $700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $700,086,139 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities, treasury bonds and treasury notes with a market value of $714,134,803, have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
1,175,000,000	BNP Paribas S.A., 4.48%, dated 7/31/2025, interest in a $1,375,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,375,171,111 on 8/1/2025, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $1,402,674,539, have been received as collateral and held with BNY Mellon as tri-party agent.	1,175,000,000
1,500,000,000	BNP Paribas S.A., 4.41%, dated 7/31/2025, interest in a $1,950,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,950,238,875 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes and treasury notes with a market value of $1,989,243,697, have been received as collateral and held with BNY Mellon as tri-party agent.	1,500,000,000
600,000,000	Citigroup Global Markets, Inc., 4.41%, dated 7/31/2025, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,091,875 on 8/1/2025, in which mutual funds and treasury notes with a market value of $765,093,717, have been received as collateral and held with BNY Mellon as tri-party agent.	600,000,000
10,000,000	Citigroup Global Markets, Inc., 4.83%, dated 7/31/2025, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,001,342 on 8/1/2025, in which asset-backed securities with a market value of $10,201,369, have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 515,000,000
Citigroup Global Markets, Inc., 4.73%, dated 2/6/2025, interest in a $515,000,000 collateralized loan agreement will repurchase securities provided as collateral for $517,300,619 on 9/4/2025, in which common stocks, convertible
Preferred Stocks and exchange-traded funds with a market value of $527,439,602, have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 515,000,000
535,000,000	Citigroup Global Markets, Inc., 4.79%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $688,098,864 on 9/4/2025, in which common stocks and exchange-traded funds with a market value of $701,552,483, have been received as collateral and held with BNY Mellon as tri-party agent.	535,000,000
750,000,000	Citigroup Global Markets, Inc., 4.73%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $753,350,417 on 9/4/2025, in which American depositary receipts, common stocks, convertible bonds, convertible Preferred Stocks and exchange-traded funds with a market value of $768,115,921, have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
135,000,000	Credit Agricole S.A., 4.49%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,149,667 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,025,972, have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
150,000,000	Credit Agricole S.A., 4.39%, dated 7/31/2025, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,018,292 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bills and treasury notes with a market value of $153,019,576, have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Credit Agricole S.A., 4.39%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,219,500 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities, with a market value of $306,037,315, have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
250,000,000	Credit Agricole S.A., 4.39%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,182,917 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities, with a market value of $255,031,096, have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
540,000,000	Credit Agricole S.A., 4.39%, dated 7/28/2025, interest in a $540,000,000 collateralized loan agreement will repurchase securities provided as collateral for $540,460,950 on 8/4/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bills, treasury bonds and treasury notes with a market value of $551,068,668, have been received as collateral and held with BNY Mellon as tri-party agent.	540,000,000
396,000,000	Credit Agricole S.A., 4.39%, dated 7/31/2025, interest in a $396,000,000 collateralized loan agreement will repurchase securities provided as collateral for $396,241,450 on 8/5/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities, with a market value of $403,981,695, have been received as collateral and held with BNY Mellon as tri-party agent.	396,000,000
350,000,000	Credit Agricole S.A., 4.39%, dated 5/8/2024, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,256,083 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, sovereign debt securities, treasury bonds and treasury notes with a market value of $357,043,536, have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
250,000,000	Credit Agricole S.A., 4.39%, dated 11/8/2024, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,256,083 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes, sovereign debt securities and treasury notes with a market value of $357,043,537, have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
150,000,000	Credit Agricole S.A., 4.39%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,182,917 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities with a market value of $255,031,097, have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Credit Agricole S.A., 4.39%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,219,500 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt securities, with a market value of $306,037,549, have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
440,000,000	HSBC Securities (USA), Inc., 4.43%, dated 7/31/2025, interest in a $490,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $490,060,297 on 8/1/2025, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt securities with a market value of $499,800,476, have been received as collateral and held with BNY Mellon as tri-party agent.	440,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 160,000,000
HSBC Securities (USA), Inc., 4.53%, dated 7/31/2025, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,020,133 on 8/1/2025, in which corporate bonds and municipal bonds with a market value of $163,200,000, have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 160,000,000
250,000,000	ING Financial Markets LLC, 4.40%, dated 7/31/2025, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,055,000 on 8/1/2025, in which common stocks, corporate bonds, and exchange-traded funds and Mutual funds with a market value of $459,056,124, have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
800,000,000	J.P. Morgan Securities LLC, 4.55%, dated 7/3/2025, interest in a $1,050,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,053,848,542 on 8/1/2025, in which corporate bonds and medium-term notes with a market value of $1,071,000,002 have been received as collateral and held with BNY Mellon as tri-party agent.	800,000,000
100,000,000	Mizuho Securities USA, Inc., 4.73%, dated 12/20/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,446,722 on 9/4/2025, in which collateralized mortgage obligations with a market value of $102,415,453, have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
210,000,000	Mizuho Securities USA, Inc., 4.73%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $251,149,653 on 9/5/2025, in which asset-backed securities, U.S. Government Agency securities and treasury notes with a market value of $255,033,515, have been received as collateral and held with BNY Mellon as tri-party agent.	210,000,000
270,000,000	Mizuho Securities USA, Inc., 4.73%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,340,167 on 9/4/2025, in which corporate bonds, collateralized mortgage obligations and medium-term notes with a market value of $307,246,355, have been received as collateral and held with BNY Mellon as tri-party agent.	270,000,000
550,000,000	Mizuho Securities USA, Inc., 4.43%, dated 7/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,073,833 on 8/1/2025, in which commercial paper and municipal bonds with a market value of $612,076,534, have been received as collateral and held with BNY Mellon as tri-party agent.	550,000,000
950,000,000	Mizuho Securities USA, Inc., 4.48%, dated 7/31/2025, interest in a $1,500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,500,186,677 on 8/1/2025, in which common stocks with a market value of $1,530,190,419, have been received as collateral and held with BNY Mellon as tri-party agent.	950,000,000
354,000,000	Mitsubishi UFG Securities Americas Inc., 4.48%, dated 7/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,049,778 on 8/1/2025, in which American depositary receipts, common stocks, exchange-traded funds, municipal bonds and mutual funds with a market value of $408,050,831, have been received as collateral and held with BNY Mellon as tri-party agent.	354,000,000
165,000,000	Pershing LLC, 4.58%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,229,000 on 8/7/2025, in which asset-backed securities, common stocks, commercial paper, convertible bonds, corporate bonds, collateralized mortgage obligations, certificates of deposit, exchange-traded funds, municipal bonds, medium-term notes and U.S. Government Agency securities with a market value of $306,626,902, have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
500,000,000	Societe Generale, Paris, 4.39%, dated 7/31/2025, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,091,458 on 8/1/2025, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $765,093,411, have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
350,000,000	Societe Generale, Paris, 4.54%, dated 7/7/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $401,563,778 on 8/7/2025, in which collateralized mortgage obligations, corporate bonds, medium-term notes, treasury bills, treasury bonds and treasury notes with a market value of $409,286,377, have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
400,000,000	Societe Generale, Paris, 4.46%, dated 7/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,074,333 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $612,075,821, have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
50,000,000	Standard Chartered Bank, 4.38%, dated 7/31/2025, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 8/1/2025, in which U.S. Government Agency securities, treasury bonds and treasury notes with a market value of $153,018,626, have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 4.38%, dated 7/31/2025, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,085,167 on 8/7/2025, in which U.S. Government Agency securities, treasury bills, treasury bonds and treasury notes with a market value of $102,012,747, have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 4.41%, dated 7/31/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,024,500 on 8/1/2025, in which municipal bonds with a market value of $204,028,426, have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 400,000,000
TD Securities (USA), LLC, 4.43%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,369,167 on 8/7/2025, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $510,063,491, have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 400,000,000
150,000,000	Wells Fargo Securities LLC, 4.48%, dated 7/30/2025, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,130,667 on 8/6/2025, in which convertible bonds with a market value of $153,038,605, have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
220,000,000	Wells Fargo Securities LLC, 4.94%, dated 2/5/2025, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,626,433 on 10/27/2025, in which convertible bonds with a market value of $224,431,080, have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
250,000,000	Wells Fargo Securities LLC, 4.48%, dated 7/31/2025, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,043,556 on 8/1/2025, in which convertible bonds with a market value of $357,044,740, have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
200,000,000	Wells Fargo Securities LLC, 4.45%, dated 7/30/2025, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,173,056 on 8/6/2025, in which certificates of deposit with a market value of $204,051,382, have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
250,000,000	Wells Fargo Securities LLC, 4.94%, dated 2/12/2025, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $252,847,361 on 10/23/2025, in which convertible bonds and convertible Preferred Stocks with a market value of $255,034,502, have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Wells Fargo Securities LLC, 4.45%, dated 7/22/2025, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,259,583 on 8/8/2025, in which certificates of deposit and sovereign debt securities with a market value of $306,037,868, have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
400,000,000	Wells Fargo Securities LLC, 4.94%, dated 1/29/2025, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $404,885,111 on 10/29/2025, in which convertible bonds with a market value of $408,055,527, have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
630,000,000	Wells Fargo Securities LLC, 4.79%, dated 2/4/2025, interest in a $630,000,000 collateralized loan agreement will repurchase securities provided as collateral for $637,460,425 on 10/29/2025, in which corporate bonds and medium-term notes with a market value of $642,685,040, have been received as collateral and held with BNY Mellon as tri-party agent.	630,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $16,715,000,000)	16,715,000,000
	REPURCHASE AGREEMENTS—22.1%
	Finance - Banking—22.1%
500,000,000	Interest in $2,033,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,033,246,784 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $2,073,911,719.	500,000,000
500,000,000	Interest in $2,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,250,273,125 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $2,317,781,319.	500,000,000
500,000,000	Interest in $1,400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,400,169,944 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/6/2045 and the market value of those underlying securities was $1,428,173,367.	500,000,000
500,000,000	Interest in $1,245,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,245,151,129 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2066 and the market value of those underlying securities was $1,275,499,366.	500,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/20/2065 and the market value of those underlying securities was $923,848,103.	200,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BofA Securities, Inc. will repurchase securities provided as collateral for $800,097,111 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $816,099,054.	400,000,000
1,000,000,000	Interest in $8,730,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $8,731,057,300 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $8,905,678,508.	1,000,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,500,000,000
Interest in $4,070,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Citigroup Global Markets,
Inc. will repurchase securities provided as collateral for $4,070,494,053 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and
U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $4,192,603,995.
		$ 1,500,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2055 and the market value of those underlying securities was $918,111,435.	200,000,000
5,000,000,000	Repurchase agreement 4.34%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,602,778 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2033 and the market value of those underlying securities was $5,100,000,016.	5,000,000,000
2,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,242,778 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2055 and the market value of those underlying securities was $2,060,000,001.	2,000,000,000
3,650,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,650,442,056 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2054 and the market value of those underlying securities was $3,723,450,898.	3,650,000,000
2,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,302,778 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,688,742.	2,000,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,151,736 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $1,280,269,087.	500,000,000
500,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,500,303,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2055 and the market value of those underlying securities was $2,550,309,790.	500,000,000
2,000,000,000	Interest in $4,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $4,500,546,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2054 and the market value of those underlying securities was $4,590,557,176.	2,000,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Truist Bank will repurchase securities provided as collateral for $500,060,694 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2052 and the market value of those underlying securities was $515,000,000.	250,000,000
500,000,000	Interest in $1,790,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,790,217,286 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2055 and the market value of those underlying securities was $1,826,021,632.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $21,700,000,000)	21,700,000,000
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	95,027,059,445
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	2,974,807,229
	NET ASSETS—100%	$98,001,866,674

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Annual Financial Statements and Additional Information

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2025, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.051	0.038	0.002	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.043	0.051	0.038	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.043)	(0.051)	(0.038)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.043)	(0.051)	(0.038)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.35%	5.23%	3.89%	0.20%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.49%	0.51%	0.32%	0.23%
Net investment income	4.23%	5.10%	3.70%	0.18%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,327,305	$965,810	$536,771	$711,893	$1,034,830

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.045	0.032	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.036	0.045	0.032	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.036)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.036)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.68%	4.56%	3.24%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.14%	1.13%	1.13%	0.45%	0.23%
Net investment income	3.61%	4.46%	3.23%	0.09%	0.01%
Expense waiver/reimbursement[5]	0.09%	0.10%	0.14%	0.82%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,042	$51,757	$48,737	$41,244	$38,762

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.054	0.041	0.003	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.046	0.054	0.041	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.65%	5.52%	4.20%	0.33%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	4.54%	5.39%	4.42%	0.36%	0.04%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$87,059,962	$69,770,608	$44,262,167	$13,928,308	$11,788,470

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.046	0.054	0.041	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.046	0.054	0.041	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.046)	(0.054)	(0.041)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.65%	5.52%	4.20%	0.33%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	4.56%	5.39%	4.42%	0.75%	0.04%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,653,891	$2,731,361	$3,288,901	$1,026,476	$187,921

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.043	0.051	0.039	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.043	0.051	0.039	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.39%	5.26%	3.94%	0.24%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.45%	0.28%	0.23%
Net investment income	4.30%	5.14%	4.07%	0.23%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.28%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,500,346	$4,082,531	$2,868,424	$1,479,712	$1,711,361

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.039	0.047	0.034	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.039	0.047	0.034	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.039)	(0.047)	(0.034)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.039)	(0.047)	(0.034)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.93%	4.79%	3.48%	0.12%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.90%	0.90%	0.90%	0.40%	0.22%
Net investment income	3.85%	4.69%	3.35%	0.12%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.60%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,348,655	$1,198,130	$1,061,640	$1,301,550	$1,275,933

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.033	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.037	0.045	0.033	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.033)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.037)	(0.045)	(0.033)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.77%	4.64%	3.34%	0.09%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.05%	1.05%	1.04%	0.42%	0.22%
Net investment income	3.70%	4.54%	3.45%	0.10%	0.01%
Expense waiver/reimbursement[5]	0.14%	0.15%	0.19%	0.84%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$109,040	$115,357	$72,195	$42,283	$42,076

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.053	0.040	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.55%	5.42%	4.10%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.23%	0.23%
Net investment income	4.46%	5.29%	4.20%	0.27%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$801,415	$787,691	$600,915	$310,975	$329,279

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.041	0.049	0.036	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.041	0.049	0.036	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.16%	5.03%	3.69%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.67%	0.69%	0.33%	0.23%
Net investment income	4.07%	4.91%	3.97%	0.12%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.04%	0.09%	0.47%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,211	$115,945	$48,449	$18,172	$2,670,993

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements and other repurchase agreements	$38,415,000,000
Investment in securities	56,612,059,445
Investment in securities, at amortized cost and fair value	95,027,059,445
Cash	2,727,369,390
Income receivable	215,426,629
Receivable for shares sold	297,422,450
Total Assets	98,267,277,914
Liabilities:
Payable for investments purchased	9,100,000
Payable for shares redeemed	243,027,209
Income distribution payable	6,253,772
Payable for investment adviser fee (Note 5)	249,741
Payable for administrative fee (Note 5)	206,971
Payable for distribution services fee (Note 5)	500,373
Payable for other service fees (Notes 2 and 5)	1,747,574
Accrued expenses (Note 5)	4,325,600
Total Liabilities	265,411,240
Net assets for 98,005,054,570 shares outstanding	$98,001,866,674
Net Assets Consist of:
Paid-in capital	$98,005,045,751
Total distributable earnings (loss)	(3,179,077)
Net Assets	$98,001,866,674
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,327,305,363 ÷ 1,327,348,529 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$57,042,288 ÷ 57,044,143 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$87,059,961,586 ÷ 87,062,792,989 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,653,891,360 ÷ 2,653,978,065 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,500,345,504 ÷ 4,500,492,042 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,348,654,572 ÷ 1,348,698,485 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$109,040,318 ÷ 109,043,869 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$801,414,994 ÷ 801,441,089 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$144,210,689 ÷ 144,215,359 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$4,232,983,801
Expenses:
Investment adviser fee (Note 5)	133,867,375
Administrative fee (Note 5)	69,122,807
Custodian fees	2,519,772
Transfer agent fees (Note 2)	2,837,636
Directors’/Trustees’ fees (Note 5)	425,152
Auditing fees	29,474
Legal fees	12,587
Portfolio accounting fees	279,468
Distribution services fee (Note 5)	5,847,813
Other service fees (Notes 2 and 5)	18,408,976
Share registration costs	4,157,405
Printing and postage	2,840,744
Miscellaneous (Note 5)	377,077
TOTAL EXPENSES	240,726,286
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(31,582,275)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(178,760)
TOTAL WAIVERS AND REIMBURSEMENT	(31,761,035)
Net expenses	208,965,251
Net investment income	4,024,018,550
Net realized gain on investments	257,492
Change in net assets resulting from operations	$4,024,276,042
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,024,018,550	$3,624,080,368
Net realized gain (loss)	257,492	798
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,024,276,042	3,624,081,166
Distributions to Shareholders:
Automated Shares	(47,021,260)	(37,809,597)
Class R Shares	(1,899,066)	(2,258,461)
Wealth Shares	(3,572,981,262)	(3,127,512,243)
Advisor Shares	(119,826,952)	(168,711,846)
Service Shares	(186,838,434)	(187,229,531)
Cash II Shares	(50,359,851)	(54,283,403)
Cash Series Shares	(4,256,855)	(4,348,667)
Capital Shares	(35,601,262)	(37,697,496)
Trust Shares	(5,156,855)	(4,177,997)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,023,941,797)	(3,624,029,241)
Share Transactions:
Proceeds from sale of shares	97,842,817,870	89,431,430,346
Net asset value of shares issued to shareholders in payment of distributions declared	3,940,619,207	3,528,760,575
Cost of shares redeemed	(83,601,093,709)	(65,929,251,913)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,182,343,368	27,030,939,008
Change in net assets	18,182,677,613	27,030,990,933
Net Assets:
Beginning of period	79,819,189,061	52,788,198,128
End of period	$98,001,866,674	$79,819,189,061
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $31,761,035 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$523,588	$(12,572)
Class R Shares	126,712	(230)
Wealth Shares	717,867	(95)
Advisor Shares	23,914	—
Service Shares	39,595	—
Cash II Shares	1,278,706	(20,498)
Cash Series Shares	118,831	(4,176)
Capital Shares	7,268	—
Trust Shares	1,155	—
TOTAL	$2,837,636	$(37,571)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $49,786 of other service fees for the year ended July 31, 2025. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$2,776,123
Class R Shares	129,838
Service Shares	10,867,174
Cash II Shares	3,270,483
Cash Series Shares	287,257
Capital Shares	799,085
Trust Shares	279,016
TOTAL	$18,408,976
For the year ended July 31, 2025, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,467,529,999	$1,467,529,999	1,123,571,026	$1,123,571,026
Shares issued to shareholders in payment of distributions declared	46,621,717	46,621,717	37,451,666	37,451,666
Shares redeemed	(1,152,655,530)	(1,152,655,530)	(731,977,286)	(731,977,286)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	361,496,186	$361,496,186	429,045,406	$429,045,406
	Year Ended 7/31/2025		Year Ended 7/31/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	25,517,064	$25,517,064	18,217,932	$18,217,932
Shares issued to shareholders in payment of distributions declared	1,894,632	1,894,632	2,246,043	2,246,043
Shares redeemed	(22,127,191)	(22,127,191)	(17,444,859)	(17,444,859)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5,284,505	$5,284,505	3,019,116	$3,019,116
	Year Ended 7/31/2025		Year Ended 7/31/2024
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	86,546,169,577	$86,546,169,577	77,738,991,017	$77,738,991,017
Shares issued to shareholders in payment of distributions declared	3,498,515,464	3,498,515,464	3,041,791,288	3,041,791,288
Shares redeemed	(72,755,577,603)	(72,755,577,606)	(55,272,261,003)	(55,272,261,003)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	17,289,107,438	$17,289,107,435	25,508,521,302	$25,508,521,302
	Year Ended 7/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	3,592,725,044	$3,592,725,044	4,133,396,551	$4,133,396,551
Shares issued to shareholders in payment of distributions declared	119,826,103	119,826,103	168,710,002	168,710,002
Shares redeemed	(3,790,054,906)	(3,790,054,906)	(4,859,747,663)	(4,859,747,663)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(77,503,759)	$(77,503,759)	(557,641,110)	$(557,641,110)
Annual Financial Statements and Additional Information

	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,285,986,095	$4,285,986,095	4,485,892,605	$4,485,892,605
Shares issued to shareholders in payment of distributions declared	181,495,629	181,495,629	181,159,281	181,159,281
Shares redeemed	(4,049,701,151)	(4,049,701,151)	(3,452,958,357)	(3,452,958,357)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	417,780,573	$417,780,573	1,214,093,529	$1,214,093,529
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	888,258,497	$888,258,497	739,515,018	$739,515,018
Shares issued to shareholders in payment of distributions declared	49,773,630	49,773,630	53,581,131	53,581,131
Shares redeemed	(787,516,159)	(787,516,159)	(656,625,522)	(656,625,522)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	150,515,968	$150,515,968	136,470,627	$136,470,627
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	129,018,890	$129,018,890	147,695,159	$147,695,159
Shares issued to shareholders in payment of distributions declared	4,206,114	4,206,114	4,270,410	4,270,410
Shares redeemed	(139,543,248)	(139,543,248)	(108,803,415)	(108,803,415)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(6,318,244)	$(6,318,244)	43,162,154	$43,162,154
	Year Ended 7/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	655,997,021	$655,997,021	765,829,020	$765,829,020
Shares issued to shareholders in payment of distributions declared	33,156,723	33,156,723	35,403,356	35,403,356
Shares redeemed	(675,438,379)	(675,438,379)	(614,462,543)	(614,462,543)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,715,365	$13,715,365	186,769,833	$186,769,833
	Year Ended 7/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	251,615,683	$251,615,683	278,322,018	$278,322,018
Shares issued to shareholders in payment of distributions declared	5,129,195	5,129,195	4,147,398	4,147,398
Shares redeemed	(228,479,539)	(228,479,539)	(214,971,265)	(214,971,265)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	28,265,339	$28,265,339	67,498,151	$67,498,151
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,182,343,371	$18,182,343,368	27,030,939,008	$27,030,939,008
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$4,023,941,797	$3,624,029,241
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$124,107
Capital loss carryforwards	$(3,303,184)
TOTAL	$(3,179,077)
Annual Financial Statements and Additional Information

As of July 31, 2025, the Fund had a capital loss carryforward of $3,303,184 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,303,184	$—	$3,303,184
The Fund used capital loss carryforwards of $257,494 to offset capital gains realized during the year ended July 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $31,582,275 of its fee and voluntarily reimbursed $37,571 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$262,713	$(26,271)
Cash II Shares	4,578,677	—
Cash Series Shares	689,504	(114,918)
Trust Shares	316,919	—
TOTAL	$5,847,813	$(141,189)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $610,179 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $43,862 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to January 15, 2025, the Fee Limit for the Automated Shares was 0.53%. Prior to October 1, 2024, the Fee Limit for the Automated Shares was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 75.2% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Principal Amount			Value
	[1]	COMMERCIAL PAPER—19.8%
		Aerospace/Auto—0.3%
$ 45,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.462%, 11/10/2025	$ 44,444,101
		Finance - Banking—18.4%
24,953,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.416% - 4.449%, 8/20/2025 - 9/30/2025	24,839,842
100,000,000		Anglesea Funding LLC, 4.354%, 8/4/2025 - 8/6/2025	99,939,515
100,000,000		ANZ New Zealand National (Int’l) Ltd., 4.460%, 9/23/2025	99,351,700
115,000,000		Australia & New Zealand Banking Group Ltd., 4.495%, 10/27/2025 - 10/29/2025	113,774,575
50,000,000		Bank of Montreal, 4.495% - 4.644%, 11/25/2025 - 1/8/2026	49,985,535
50,000,000		Bank of Nova Scotia, 4.500%, 2/20/2026	48,786,595
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.503%, 10/28/2025	4,945,743
290,000,000		BPCE S.A., 4.451% - 4.472%, 8/1/2025 - 10/10/2025	288,468,798
249,000,000		Canadian Imperial Bank of Commerce, 4.370% - 4.630%, 10/3/2025 - 6/5/2026	245,933,780
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 4.453%, 8/6/2025	49,963,855
154,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.438% - 4.453%, 8/5/2025 - 10/8/2025	153,089,391
70,000,000		Great Bear Funding LLC, 4.407% - 4.418%, 8/11/2025	69,906,242
48,000,000		ING (U.S.) Funding LLC, 4.442%, 11/4/2025	47,439,106
55,000,000		ING (U.S.) Funding LLC, 4.451% - 4.452%, 8/22/2025 - 9/18/2025	54,721,325
62,500,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 4.449% - 4.450%, 9/3/2025 - 10/17/2025	62,173,145
718,000,000		National Bank of Canada, 4.321% - 4.550%, 10/7/2025 - 7/8/2026	699,928,132
60,000,000		Nationwide Building Society, 4.450% - 4.458%, 8/28/2025 - 9/4/2025	59,775,346
45,000,000		Paradelle Funding LLC, 4.136% - 4.540%, 9/25/2025 - 10/30/2025	44,641,943
5,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.504%, 9/17/2025	4,970,694
50,000,000		Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 4.453%, 10/1/2025	49,622,605
35,000,000		Royal Bank of Canada, 4.402%, 5/28/2026	33,769,876
280,000,000		Royal Bank of Canada, 4.403% - 4.550%, 9/5/2025 - 5/27/2026	277,105,509
165,000,000		Toronto Dominion Bank, 4.169% - 4.501%, 10/1/2025 - 5/13/2026	161,639,129
35,000,000		Toronto Dominion Bank, 4.400%, 7/17/2026	34,970,411
214,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.447% - 4.452%, 8/11/2025 - 10/10/2025	212,790,817
77,000,000		Westpac Banking Corp. Ltd., 4.166% - 4.221%, 9/26/2025 - 9/29/2025	76,446,919
		TOTAL	3,068,980,528
		Finance - Commercial—0.9%
150,000,000		Fairway Finance Co. LLC, 4.448% - 4.454%, 12/2/2025 - 12/17/2025	147,628,180
		Oil & Oil Finance—0.2%
32,550,000		TotalEnergies Capital, 4.468%, 10/10/2025	32,269,058
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,294,102,328)	3,293,321,867
	[2]	NOTES - VARIABLE—12.8%
		Aerospace/Auto—0.9%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.660% (SOFR +0.300%), 8/1/2025	25,002,713
120,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.710% (SOFR +0.350%), 8/1/2025	120,024,985
		TOTAL	145,027,698
		Finance - Banking—9.9%
35,000,000		Bank of America N.A., 4.660% (SOFR +0.300%), 8/1/2025	35,006,785
45,000,000		Bank of Montreal, 4.660% (SOFR +0.340%), 8/1/2025	45,013,059
15,000,000		Bank of Montreal, 4.690% (SOFR +0.370%), 8/1/2025	15,003,001
75,000,000		Bank of Nova Scotia, 4.720% (SOFR +0.400%), 8/1/2025	75,076,335
50,000,000		Canadian Imperial Bank of Commerce, 4.630% (SOFR +0.310%), 8/1/2025	50,030,475
25,000,000		Canadian Imperial Bank of Commerce, 4.640% (SOFR +0.320%), 8/1/2025	25,010,038
75,000,000		Canadian Imperial Bank of Commerce, 4.660% (SOFR +0.340%), 8/1/2025	74,419,852
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 25,000,000		Canadian Imperial Bank of Commerce, 4.730% (SOFR +0.410%), 8/1/2025	$ 25,027,160
9,625,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	9,625,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 8/1/2025	50,000,417
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.580% (SOFR +0.260%), 8/1/2025	50,002,223
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.600% (SOFR +0.280%), 8/1/2025	25,001,006
15,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.610% (SOFR +0.290%), 8/1/2025	15,000,844
12,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 8/1/2025	12,500,349
10,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.620% (SOFR +0.300%), 8/1/2025	10,000,286
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.640% (SOFR +0.320%), 8/1/2025	25,003,060
37,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.650% (SOFR +0.330%), 8/1/2025	37,506,245
25,000,000		Commonwealth Bank of Australia, 4.590% (SOFR +0.270%), 8/1/2025	24,999,918
25,000,000		Commonwealth Bank of Australia, 4.640% (SOFR +0.320%), 8/1/2025	25,002,233
35,000,000		Commonwealth Bank of Australia, 4.720% (SOFR +0.400%), 8/1/2025	35,030,268
15,000,000		Commonwealth Bank of Australia, 4.720% (SOFR +0.400%), 8/1/2025	15,013,100
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, 4.410%, 8/7/2025	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	7,595,000
8,655,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	8,655,000
26,727,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 4.370%, 8/7/2025	26,727,000
25,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 8/1/2025	25,000,865
50,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 8/1/2025	50,001,685
25,000,000		J.P. Morgan Securities LLC, 4.650% (SOFR +0.290%), 8/1/2025	25,000,878
25,000,000		National Australia Bank Ltd., 4.520% (SOFR +0.200%), 8/1/2025	25,004,545
75,000,000		National Australia Bank Ltd., 4.540% (SOFR +0.220%), 8/1/2025	75,009,097
9,500,000		National Australia Bank Ltd., 4.570% (SOFR +0.250%), 8/1/2025	9,500,785
50,000,000		National Bank of Canada, 4.620% (SOFR +0.300%), 8/1/2025	50,021,615
35,000,000		National Bank of Canada, 4.620% (SOFR +0.300%), 8/1/2025	35,013,503
20,000,000		Nordea Bank Abp, 4.520% (SOFR +0.200%), 8/1/2025	20,006,692
25,000,000		Nordea Bank Abp, 4.520% (SOFR +0.200%), 8/1/2025	25,007,795
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.450%, 8/7/2025	34,000,000
15,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 4.780% (SOFR +0.460%), 8/1/2025	15,015,164
25,000,000		Park Avenue Collateralized Notes Co., LLC, (J.P. Morgan Securities LLC COL), 4.600% (SOFR +0.280%), 8/1/2025	25,001,006
25,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.560% (SOFR +0.240%), 8/1/2025	25,003,405
35,000,000		Podium Funding Trust, (Bank of Montreal COL), 4.570% (SOFR +0.250%), 8/1/2025	35,004,826
150,000,000		Royal Bank of Canada, 4.650% (SOFR +0.330%), 8/1/2025	150,013,875
30,000,000		Royal Bank of Canada, 4.700% (SOFR +0.380%), 8/1/2025	30,022,002
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.460%, 8/7/2025	18,965,000
50,000,000		Svenska Handelsbanken AB, 4.560% (SOFR +0.200%), 8/1/2025	50,009,205
35,000,000		Toronto Dominion Bank, 4.740% (SOFR +0.380%), 8/1/2025	35,016,444
40,000,000		Toronto Dominion Bank, 4.810% (SOFR +0.450%), 8/1/2025	40,049,496
35,000,000		Toronto Dominion Bank, 4.810% (SOFR +0.450%), 8/1/2025	35,043,445
15,000,000		Westpac Banking Corp. Ltd., 4.650% (SOFR +0.330%), 8/1/2025	15,003,458
50,000,000		Westpac Banking Corp. Ltd., 4.720% (SOFR +0.400%), 8/1/2025	50,047,555
15,000,000		Westpac Banking Corp. Ltd., 4.720% (SOFR +0.400%), 8/1/2025	15,014,496
		TOTAL	1,651,725,491
		Finance - Retail—0.5%
15,000,000		Old Line Funding, LLC, 4.590% (SOFR +0.230%), 8/1/2025	15,001,063
15,000,000		Old Line Funding, LLC, 4.600% (SOFR +0.240%), 8/1/2025	15,001,386
15,000,000		Old Line Funding, LLC, 4.610% (SOFR +0.250%), 8/1/2025	15,000,586
17,500,000		Old Line Funding, LLC, 4.610% (SOFR +0.250%), 8/1/2025	17,501,800
30,000,000		Thunder Bay Funding, LLC, 4.600% (SOFR +0.240%), 8/1/2025	30,002,114
		TOTAL	92,506,949
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—1.5%
$ 17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	$ 17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	51,450,000
2,330,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	2,330,000
5,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	5,000,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	6,500,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	2,000,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	11,570,000
7,830,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	7,830,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	9,080,000
16,710,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	16,710,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	6,980,000
6,500,000		Rohnert Park 668, LP, (Federal Home Loan Bank of San Francisco LOC), 4.450%, 8/7/2025	6,500,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	5,120,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.450%, 8/7/2025	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.450%, 8/7/2025	5,740,000
		TOTAL	244,065,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,132,782,719)	2,133,325,138
		CERTIFICATES OF DEPOSIT—12.8%
		Finance - Banking—12.8%
50,000,000		Bank of America N.A., 4.180% - 4.190%, 10/1/2025 - 10/2/2025	49,989,076
50,000,000		Bank of Montreal, 4.410%, 6/9/2026	49,157,805
110,000,000		Bank of Nova Scotia, 4.440% - 4.620%, 10/10/2025 - 11/25/2025	109,994,835
355,000,000		Canadian Imperial Bank of Commerce, 4.200% - 4.570%, 10/3/2025 - 7/20/2026	354,337,776
50,000,000		Credit Agricole S.A., 4.500%, 9/2/2025	50,001,275
175,000,000		Mizuho Bank Ltd., 4.450% - 4.460%, 10/21/2025 - 10/29/2025	174,995,602
40,000,000		Royal Bank of Canada, Three World Financial Center Branch, 4.460%, 10/8/2025	39,993,084
150,000,000		Sumitomo Mitsui Banking Corp., 4.500%, 10/10/2025	148,692,786
518,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.450% - 4.460%, 8/8/2025 - 10/21/2025	518,462,044
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.480% - 4.500%, 8/12/2025 - 8/22/2025	250,000,156
35,000,000		Toronto Dominion Bank, 4.550% - 4.560%, 10/22/2025 - 1/14/2026	34,998,834
350,000,000		Truist Bank, 4.450% - 4.460%, 9/8/2025 - 12/8/2025	349,980,010
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,130,673,096)	2,130,603,283
		TIME DEPOSITS—6.0%
		Finance - Banking—6.0%
800,000,000		ABN Amro Bank NV, 4.330%, 8/1/2025 - 8/6/2025	800,000,000
200,000,000		Australia & New Zealand Banking Group Ltd., 4.350%, 8/5/2025	200,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,000,000,000)	1,000,000,000
		BANK NOTE—1.8%
		Finance - Banking—1.8%
300,000,000		Bank of America N.A., 4.350% - 4.460%, 12/18/2025 - 7/24/2026 (IDENTIFIED COST $300,000,000)	299,900,520
		ASSET-BACKED SECURITIES—0.2%
		Auto Receivables—0.1%
20,000,000		Enterprise Fleet Financing LLC 2025-3, Class A1, 4.551%, 7/20/2026	20,004,790
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Equipment Lease—0.1%
$ 6,123,414	ARI Fleet Lease Trust 2025-A, Class A1, 4.511%, 2/17/2026	$ 6,121,895
4,597,606	Great America Leasing Receivables 2025-1, Class A1, 4.462%, 3/16/2026	4,595,655
	TOTAL	10,717,550
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $30,721,020)	30,722,340
	OTHER REPURCHASE AGREEMENTS—27.6%
	Finance - Banking—27.6%
125,000,000	BMO Capital Markets Corp., 4.43%, dated 7/21/2025, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,230,729 on 8/5/2025, in which corporate bonds, medium-term notes, U.S. Government Agency securities and U.S. Treasury securities with a market value of $127,672,655 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
300,000,000	BMO Capital Markets Corp., 4.43%, dated 7/31/2025, interest in a $700,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $700,086,139 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, U.S. Government Agency securities and U.S. Treasury securities with a market value of $714,134,803 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
200,000,000	BNP Paribas S.A., 4.48%, dated 7/31/2025, interest in a $1,375,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,375,171,111 on 8/1/2025, in which asset-backed securities, corporate bonds and medium-term notes with a market value of $1,402,674,539 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
424,680,000	BNP Paribas S.A., 4.41%, dated 7/31/2025, interest in a $1,950,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,950,238,875 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury notes with a market value of $1,989,243,697 have been received as collateral and held with BNY Mellon as tri-party agent.	424,680,000
100,000,000	BofA Securities, Inc., 4.95%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,223,750 on 10/29/2025, in which American depositary receipts, convertible bonds, corporate bonds and sovereign debt securities with a market value of $102,434,776 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000	BofA Securities, Inc., 4.95%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,835,625 on 10/29/2025, in which American depositary receipts, convertible bonds, corporate bonds and sovereign debt securities with a market value of $153,652,164 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Citigroup Global Markets, Inc., 4.79%, dated 10/24/2024, interest in a $685,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $688,098,864 on 9/4/2025, in which common stocks and exchange-traded funds with a market value of $701,552,483 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Citigroup Global Markets, Inc., 4.41%, dated 7/31/2025, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,091,875 on 8/1/2025, in which mutual funds and treasury notes with a market value of $765,093,717 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
75,000,000	Credit Agricole S.A., 4.39%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,219,500 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial papers, corporate bonds, medium-term notes and sovereign debt securities with a market value of $306,037,315 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,182,917 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial papers, corporate bonds, medium-term notes and sovereign debt securities with a market value of $255,031,097 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
65,000,000	Credit Agricole S.A., 4.49%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,149,667 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $204,025,972 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,219,500 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial papers, corporate bonds, medium-term notes and sovereign debt securities with a market value of $306,037,549 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 4.39%, dated 11/8/2024, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,256,083 on 8/7/2025, in which asset-backed securities, collateralized mortgage obligations, commercial papers, corporate bonds, medium-term notes, sovereign debt securities and treasury notes with a market value of $357,043,537 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Financial Statements and Additional Information
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 50,000,000
HSBC Securities (USA), Inc., 4.43%, dated 7/31/2025, interest in a $465,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $465,057,221 on 8/1/2025, in which corporate bonds, medium-term notes and sovereign debt securities with a market value of $474,300,476 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 50,000,000
177,480,000	ING Financial Markets LLC, 4.40%, dated 7/31/2025, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,055,000 on 8/1/2025, in which common stocks, corporate bonds, and exchange-traded funds and mutual funds with a market value of $459,056,124, have been received as collateral and held with BNY Mellon as tri-party agent.	177,480,000
250,000,000	J.P. Morgan Securities LLC, 4.55%, dated 7/3/2025, interest in a $1,050,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,053,848,542 on 8/1/2025, in which corporate bonds and medium-term notes with a market value of $1,071,000,002 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
25,000,000	Mizuho Securities USA LLC, 4.73%, dated 11/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $301,340,167 on 9/4/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $307,246,355 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
40,000,000	Mizuho Securities USA LLC, 4.73%, dated 7/31/2025, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $251,149,653 on 9/23/2025, in which asset-backed securities, treasury notes and U.S. Government Agency securities with a market value of $255,033,515 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
50,000,000	Mizuho Securities USA LLC, 4.43%, dated 7/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,073,833 on 8/1/2025, in which commercial papers and municipal bonds with a market value of $612,076,534 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
537,700,000	Mizuho Securities USA LLC, 4.48%, dated 7/31/2025, interest in a $1,500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,500,186,667 on 8/1/2025, in which common stocks with a market value of $1,530,190,419 have been received as collateral and held with BNY Mellon as tri-party agent.	537,700,000
23,480,000	MUFG Securities Americas Inc., 4.48%, dated 7/31/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,049,778 on 8/1/2025, in which American depositary receipts, common stocks, exchange-traded funds, municipal bonds and mutual funds with a market value of $408,050,831 have been received as collateral and held with BNY Mellon as tri-party agent.	23,480,000
135,000,000	Pershing LLC, 4.58%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,229,000 on 8/7/2025, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, commercial papers, certificate of deposit, exchange-traded funds, medium-term notes, municipal bonds, U.S. Government Agency securities and U.S. Treasury securities with a market value of $306,626,902 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
50,000,000	Societe Generale, Paris, 4.54%, dated 7/7/2025, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $401,563,778 on 8/7/2025, in which collateralized mortgage obligations, corporate bonds, medium-term notes, treasury bills, treasury bonds and treasury notes with a market value of $409,286,377 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
183,830,000	Societe Generale, Paris, 4.46%, dated 7/31/2025, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,074,333 on 8/1/2025, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $612,075,821 have been received as collateral and held with BNY Mellon as tri-party agent.	183,830,000
246,350,000	Societe Generale, Paris, 4.39%, dated 7/31/2025, interest in a $750,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $750,091,458 on 8/1/2025, in which collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $765,093,411 have been received as collateral and held with BNY Mellon as tri-party agent.	246,350,000
77,480,000	Standard Chartered Bank, 4.38%, dated 7/31/2025, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 8/1/2025, in which U.S. Government Agency securities and U.S. Treasury securities with a market value of $153,018,626 have been received as collateral and held with BNY Mellon as tri-party agent.	77,480,000
100,000,000	TD Securities (USA), LLC, 4.43%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,369,167 on 8/7/2025, in which asset-backed securities, corporate bonds, medium-term notes and treasury notes with a market value of $510,063,491 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 4.41%, dated 7/31/2025, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,024,500 on 8/1/2025, in which municipal bonds with a market value of $204,028,426 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
25,000,000	Wells Fargo Securities LLC, 4.48%, dated 7/30/2025, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,021,778 on 8/6/2025, in which convertible bonds with a market value of $25,508,380 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Annual Financial Statements and Additional Information
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000
Wells Fargo Securities LLC, 4.48%, dated 7/31/2025, interest in a $350,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $350,043,556 on 8/1/2025, in which convertible bonds with a market value of $357,044,740 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
200,000,000	Wells Fargo Securities LLC, 4.45%, dated 7/22/2025, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,173,056 on 8/8/2025, in which commercial papers with a market value of $204,025,217 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
50,000,000	Wells Fargo Securities LLC, 4.45%, dated 7/30/2025, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,043,264 on 8/6/2025, in which certificates of deposit with a market value of $51,013,086 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
125,000,000	Wells Fargo Securities LLC, 4.94%, dated 2/12/2025, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,423,681 on 10/23/2025, in which convertible bonds with a market value of $127,517,713 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,586,000,000)	4,586,000,000
	REPURCHASE AGREEMENTS—18.9%
	Finance - Banking—18.9%
500,000,000	Interest in $2,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,250,273,125 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $2,317,781,319.	500,000,000
102,000,000	Interest in $400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,048,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 8/1/2053 and the market value of those underlying securities was $408,049,599.	102,000,000
500,000,000	Interest in $4,070,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,070,494,053 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $4,192,603,995.	500,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mizuho Securities USA LLC will repurchase securities provided as collateral for $750,091,042 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2057 and the market value of those underlying securities was $766,552,079.	500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,151,736 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $1,280,269,087.	500,000,000
550,000,000	Interest in $2,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,500,303,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2055 and the market value of those underlying securities was $2,550,309,790.	550,000,000
500,000,000	Interest in $1,790,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,790,217,286 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2055 and the market value of those underlying securities was $1,826,021,632.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $3,152,000,000)	3,152,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $16,626,279,163)[3]	16,625,873,148
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	13,616,074
	NET ASSETS—100%	$16,639,489,222

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Annual Financial Statements and Additional Information
6

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007
Income From Investment Operations:
Net investment income (loss)[1]	0.0460	0.0540	0.0413	0.0037	0.0008
Net realized and unrealized gain (loss)	(0.0003)	0.0001	0.0004	(0.0008)	(0.0002)
Total From Investment Operations	0.0457	0.0541	0.0417	0.0029	0.0006
Less Distributions:
Distributions from net investment income	(0.0458)	(0.0540)	(0.0413)	(0.0036)	(0.0008)
Net Asset Value, End of Period	$1.0002	$1.0003	$1.0002	$0.9998	$1.0005
Total Return[2]	4.67%	5.55%	4.25%	0.29%	0.05%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.18%	0.18%	0.16%	0.15%
Net investment income	4.60%	5.40%	4.17%	0.38%	0.08%
Expense waiver/reimbursement[4]	0.05%	0.06%	0.10%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,765,900	$16,797,152	$17,694,479	$14,232,133	$15,298,656

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.0002	$1.0001	$0.9997	$1.0005	$1.0007
Income From Investment Operations:
Net investment income (loss)[1]	0.0434	0.0455	0.0389	0.0019	0.0001
Net realized and unrealized gain (loss)	(0.0001)	0.0062	0.0003	(0.0002)	(0.0002)
Total From Investment Operations	0.0433	0.0517	0.0392	0.0017	(0.0001)
Less Distributions:
Distributions from net investment income	(0.0434)	(0.0516)	(0.0388)	(0.0025)	(0.0001)
Net Asset Value, End of Period	$1.0001	$1.0002	$1.0001	$0.9997	$1.0005
Total Return[2]	4.42%	5.29%	3.99%	0.17%	(0.01)%
Ratios to Average Net Assets:
Net expenses[3]	0.42%	0.43%	0.43%	0.26%	0.24%
Net investment income	4.34%	5.10%	3.82%	0.18%	0.01%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.10%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$873,589	$841,236	$9,456	$12,713	$32,413

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements and other repurchase agreements	$7,738,000,000
Investment in securities	8,887,873,148
Investment in securities, at value (identified cost $16,626,279,163)	16,625,873,148
Cash	567,845
Income receivable	38,984,581
Receivable for shares sold	37,070,777
Total Assets	16,702,496,351
Liabilities:
Payable for investments purchased	2,500,000
Payable for shares redeemed	34,827,928
Income distribution payable	24,952,820
Payable for investment adviser fee (Note 5)	43,703
Payable for administrative fee (Note 5)	35,207
Payable for other service fees (Notes 2 and 5)	230,480
Accrued expenses (Note 5)	416,991
Total Liabilities	63,007,129
Net assets for 16,636,003,139 shares outstanding	$16,639,489,222
Net Assets Consist of:
Paid-in capital	$16,642,667,718
Total distributable earnings (loss)	(3,178,496)
Net Assets	$16,639,489,222
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,765,899,810 ÷ 15,762,532,833 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$873,589,412 ÷ 873,470,306 shares outstanding, no par value, unlimited shares authorized	$1.0001
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$754,376,298
Expenses:
Investment adviser fee (Note 5)	23,676,659
Administrative fee (Note 5)	12,228,072
Custodian fees	458,302
Transfer agent fees	118,765
Directors’/Trustees’ fees (Note 5)	82,777
Auditing fees	29,040
Legal fees	12,588
Portfolio accounting fees	320,363
Other service fees (Notes 2 and 5)	2,035,329
Share registration costs	288,214
Printing and postage	182,378
Miscellaneous (Note 5)	125,551
TOTAL EXPENSES	39,558,038
Waiver of investment adviser fee (Note 5)	(8,337,280)
Net expenses	31,220,758
Net investment income	723,155,540
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	13,804
Net change in unrealized appreciation of investments	(1,164,857)
Net realized and unrealized gain (loss) on investments	(1,151,053)
Change in net assets resulting from operations	$722,004,487
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$723,155,540	$1,038,176,356
Net realized gain (loss)	13,804	(1,817)
Net change in unrealized appreciation/depreciation	(1,164,857)	2,124,731
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	722,004,487	1,040,299,270
Distributions to Shareholders:
Institutional Shares	(686,111,077)	(1,036,524,248)
Service Shares	(36,923,101)	(1,672,033)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(723,034,178)	(1,038,196,281)
Share Transactions:
Proceeds from sale of shares	28,800,301,237	26,482,871,495
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	—	11,970,300,852
Net asset value of shares issued to shareholders in payment of distributions declared	417,755,969	184,290,690
Cost of shares redeemed	(30,215,926,094)	(26,777,248,313)
Cost of shares redeemed in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	—	(11,927,865,122)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(997,868,888)	(67,650,398)
Change in net assets	(998,898,579)	(65,547,409)
Net Assets:
Beginning of period	17,638,387,801	17,703,935,210
End of period	$16,639,489,222	$17,638,387,801
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund; and (4) is required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
On July 19, 2024, the Fund acquired all of the net assets of Federated Hermes Institutional Prime Value Obligations Fund, (the “Acquired Fund”), another open-end investment company in the Trust, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on February 15, 2024. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. Prior to the reorganization, the Acquired Fund had invested 99% of its net assets in the Fund. As a result, the net assets received represent only the portion not previously invested in the Fund.
For every one share of the Acquired Fund’s Institutional Shares exchanged, a shareholder received 0.9997 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 0.9998 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Capital Shares exchanged, a shareholder received 0.9996 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
42,735,262	$42,435,730	$(2,590,342)	$17,545,849,842	$17,588,285,572

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on August 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s proforma results of operations for the year ended July 31, 2024, were as follows:
Net investment income	$1,043,096,030
Net realized and unrealized gain on investments	2,122,914
Net increase in net assets resulting from operations	$1,045,218,944
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that have been included in the Fund’s Statement of Changes as of July 31, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
Annual Financial Statements and Additional Information
13

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Financial Statements and Additional Information
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $8,337,280 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$2,035,329
For the year ended July 31, 2025, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,761,616,879	$27,772,392,265	26,223,384,558	$26,235,667,653
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	11,145,788,134	11,148,911,122
Shares issued to shareholders in payment of distributions declared	381,010,444	381,156,874	182,741,245	182,815,244
Cost of shares redeemed in connection with the tax-free transfer of assets from the Acquired Fund	—	—	(11,924,287,836)[1]	(11,927,865,122)[1]
Shares redeemed	(29,171,699,702)	(29,183,869,632)	(26,527,076,864)	(26,538,915,830)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,029,072,379)	$(1,030,320,493)	(899,450,763)	$(899,386,933)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,602,200	$1,027,908,972	247,123,756	$247,203,842
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	—	—	821,234,964	821,389,730
Shares issued to shareholders in payment of distributions declared	36,588,508	36,599,095	1,475,117	1,475,446
Shares redeemed	(1,031,755,201)	(1,032,056,462)	(238,253,793)	(238,332,383)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	32,435,507	$32,451,605	831,580,044	$831,736,635
	Year Ended 7/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[2]	—	—	(100)	(100)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(996,636,872)	$(997,868,888)	(67,870,819)	$(67,650,398)

1	To facilitate recording the tax-free exchange, amount includes removal of Acquired Fund net assets invested in the Fund prior to the reorganization.
2	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$723,034,178	$1,038,196,281
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$85,573
Net unrealized depreciation	$(406,015)
Capital loss carryforwards	$(2,858,054)
TOTAL	$(3,178,496)
At July 31, 2025, the cost of investments for federal tax purposes was $16,626,279,163. The net unrealized depreciation of investments for federal tax purposes was $406,015. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $670,957 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,076,972.
As of July 31, 2025, the Fund had a capital loss carryforward of $2,858,054 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,373,471	$1,484,583	$2,858,054
The Fund used capital loss carryforwards of $13,804 to offset capital gains realized during the year ended July 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $8,337,280 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $345 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Financial Statements and Additional Information
17

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2025, the Fund had no outstanding loans. During the year ended July 31, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 77.2% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
21

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
22

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information
23

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450523 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	Select | TOLXX	Automated | TOAXX	Institutional | TOIXX	Advisor | TOVXX
	Service | TOSXX	Administrative | TODXX	Cash Management | TOMXX	Capital | TOCXX
	Trust | TOTXX	Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Principal Amount			Value
		U.S. TREASURIES—40.0%
	[1]	U.S. Treasury Bills—21.0%
$ 209,000,000		United States Treasury Bills, 3.850%, 4/16/2026	$ 203,233,342
590,000,000		United States Treasury Bills, 3.925%, 7/9/2026	568,000,376
891,000,000		United States Treasury Bills, 3.930% - 3.960%, 5/14/2026	863,108,444
569,000,000		United States Treasury Bills, 3.940%, 6/11/2026	549,445,999
607,000,000		United States Treasury Bills, 3.945%, 3/19/2026	591,701,071
1,396,000,000		United States Treasury Bills, 4.025% - 4.115%, 1/22/2026	1,368,509,209
575,000,000		United States Treasury Bills, 4.040% - 4.070%, 10/2/2025	570,992,820
864,000,000		United States Treasury Bills, 4.055% - 4.190%, 11/28/2025	852,182,853
600,000,000		United States Treasury Bills, 4.060%, 10/16/2025	594,857,332
444,700,000		United States Treasury Bills, 4.070%, 12/26/2025	437,309,456
608,000,000		United States Treasury Bills, 4.100%, 9/18/2025	604,676,266
627,000,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	620,546,362
458,000,000		United States Treasury Bills, 4.120%, 1/29/2026	448,512,784
602,000,000		United States Treasury Bills, 4.125%, 1/15/2026	590,480,479
277,000,000		United States Treasury Bills, 4.135%, 9/4/2025	275,918,238
460,000,000		United States Treasury Bills, 4.150%, 12/4/2025	453,371,526
610,000,000		United States Treasury Bills, 4.150%, 12/11/2025	600,717,831
115,000,000		United States Treasury Bills, 4.210%, 12/2/2025	113,399,615
500,000,000		United States Treasury Bills, 4.220%, 11/18/2025	493,611,391
510,000,000		United States Treasury Bills, 4.225%, 11/25/2025	503,056,918
881,000,000		United States Treasury Bills, 4.235%, 10/21/2025	872,605,170
146,000,000		United States Treasury Bills, 4.240%, 10/23/2025	144,572,769
		TOTAL	12,320,810,251
		U.S. Treasury Notes—19.0%
1,810,000,000	[2]	United States Treasury Floating Rate Notes, 4.378% (91-day T-Bill +0.098%), 8/5/2025	1,809,966,633
1,102,000,000	[2]	United States Treasury Floating Rate Notes, 4.430% (91-day T-Bill +0.150%), 8/5/2025	1,101,999,462
310,000,000	[2]	United States Treasury Floating Rate Notes, 4.439% (91-day T-Bill +0.159%), 8/5/2025	310,000,000
1,337,400,000	[2]	United States Treasury Floating Rate Notes, 4.440% (91-day T-Bill +0.160%), 8/5/2025	1,337,520,775
904,000,000	[2]	United States Treasury Floating Rate Notes, 4.450% (91-day T-Bill +0.170%), 8/5/2025	903,904,061
546,000,000	[2]	United States Treasury Floating Rate Notes, 4.462% (91-day T-Bill +0.182%), 8/5/2025	546,002,949
1,526,000,000	[2]	United States Treasury Floating Rate Notes, 4.485% (91-day T-Bill +0.205%), 8/5/2025	1,526,976,303
899,500,000	[2]	United States Treasury Floating Rate Notes, 4.525% (91-day T-Bill +0.245%), 8/5/2025	900,176,921
252,000,000		United States Treasury Notes, 0.375% - 2.625%, 12/31/2025	248,959,859
715,000,000		United States Treasury Notes, 0.375% - 4.250%, 1/31/2026	709,669,836
827,000,000		United States Treasury Notes, 0.625% - 4.375%, 7/31/2026	814,823,848
329,000,000		United States Treasury Notes, 0.875%, 6/30/2026	319,537,037
83,000,000		United States Treasury Notes, 1.500%, 8/15/2026	80,780,849
332,725,000		United States Treasury Notes, 1.625% - 3.625%, 5/15/2026	330,349,500
188,000,000		United States Treasury Notes, 2.250%, 11/15/2025	186,867,344
67,000,000		United States Treasury Notes, 3.750%, 8/31/2026	66,732,031
		TOTAL	11,194,267,408
		TOTAL U.S. TREASURIES	23,515,077,659
		REPURCHASE AGREEMENTS—57.0%
500,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,127,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,071,000,037.	500,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 500,000,000
Interest in $1,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Sumitomo Mitsui Banking
Corp. will repurchase securities provided as collateral for $1,500,181,667 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,530,185,335.
		$ 500,000,000
900,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 7/30/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,010,988,889 on 10/30/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2028 and the market value of those underlying securities was $1,031,208,679.	900,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.34%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,907,222 on 9/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $1,020,122,967.	800,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,250,151,389 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,154,417.	500,000,000
1,500,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $8,670,000,005.	1,500,000,000
1,600,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $8,670,000,011.	1,600,000,000
2,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,242,222 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $2,040,000,018.	2,000,000,000
703,888,250	Repurchase agreement 4.37%, dated 7/31/2025 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $703,973,694 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2054 and the market value of those underlying securities was $718,146,284.	703,888,250
120,750,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Prudential Legacy Insurance Co. will repurchase securities provided as collateral for $120,764,658 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2054 and the market value of those underlying securities was $123,728,778.	120,750,000
250,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Citibank, N.A., will repurchase securities provided as collateral for $250,030,278 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $255,030,928.	250,000,000
500,000,000	Interest in $1,585,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,585,191,961 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2032 and the market value of those underlying securities was $1,616,895,866.	500,000,000
350,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase a security provided as collateral for $350,042,389 on 8/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 11/30/2026 and the market value of that underlying security was $357,043,259.	350,000,000
400,000,000	Interest in $900,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Credit Agricole will repurchase securities provided as collateral for $900,109,000 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2031 and the market value of those underlying securities was $918,111,246.	400,000,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.32%, dated 7/11/2025 under which Bofa Securities, Inc., will repurchase securities provided as collateral for $1,010,920,000 on 10/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,022,570,407.	850,000,000
470,000,000	Interest in $1,895,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc., will repurchase securities provided as collateral for $1,895,229,506 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,933,134,109.	470,000,000
1,855,000,000	Interest in $8,730,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $8,731,057,300 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $8,905,678,508.	1,855,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,550,000,000
Interest in $4,550,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets,
Inc. will repurchase securities provided as collateral for $4,550,551,056 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2035 and the market value of those underlying securities was $4,641,562,091.
		$ 1,550,000,000
300,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $300,036,417 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2033 and the market value of those underlying securities was $306,037,198.	300,000,000
265,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $265,032,168 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2033 and the market value of those underlying securities was $270,300,076.	265,000,000
500,000,000	Interest in $1,325,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc., will repurchase securities provided as collateral for $1,325,160,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,351,663,689.	500,000,000
3,625,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,625,439,028 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $3,697,500,000.	3,625,000,000
2,500,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,303,472 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2044 and the market value of those underlying securities was $2,552,555,976.	2,500,000,000
450,001,100	Repurchase agreement 4.37%, dated 7/31/2025 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,055,725 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 10/15/2026 and the market value of those underlying securities was $459,346,039.	450,001,100
3,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,363,333 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2033 and the market value of those underlying securities was $3,060,370,675.	3,000,000,000
1,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,121,111 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $1,020,123,543.	1,000,000,000
2,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,242,222 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,040,247,069.	2,000,000,000
500,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,205,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,734,210,024.	500,000,000
1,500,000,000	Repurchase agreement 4.39%, dated 7/28/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,501,280,417 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,530,186,637.	1,500,000,000
1,700,000,000	Interest in $3,500,000,000 joint repurchase agreement 4.39%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $3,502,987,639 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $3,571,741,415.	1,700,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,847,778 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2031 and the market value of those underlying securities was $1,020,123,545.	800,000,000
	TOTAL REPURCHASE AGREEMENTS	33,489,639,350
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	57,004,717,009
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	1,790,718,454
	NET ASSETS—100%	$58,795,435,463
Annual Financial Statements and Additional Information
3

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.045	0.052	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.045	0.052	0.004
Less Distributions:
Distributions from net investment income	(0.045)	(0.052)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.55%	5.36%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.18%	0.17%	0.17%[6]
Net investment income	4.42%	5.21%	5.39%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$526,462	$289,336	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.041	0.049	0.036	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.041	0.049	0.036	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.041)	(0.049)	(0.036)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.21%	5.01%	3.67%	0.18%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.50%	0.54%	0.21%	0.11%
Net investment income	4.14%	4.90%	3.52%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.08%	0.42%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,309,821	$1,390,319	$1,116,884	$1,615,683	$2,390,301

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.052	0.040	0.003	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.044	0.052	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.044)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.044)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.52%	5.33%	4.02%	0.29%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.12%	0.11%
Net investment income	4.44%	5.20%	4.02%	0.29%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.08%	0.16%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,812,496	$32,320,699	$44,853,097	$40,500,072	$40,668,867

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.045	0.053	0.004
Net realized gain (loss)	—	0.000[3]	0.000[3]
Total From Investment Operations	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%[6]
Net investment income	4.25%	5.25%	5.41%[6]
Expense waiver/reimbursement[7]	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,822	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.050	0.037	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.29%	5.10%	3.77%	0.20%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.45%	0.20%	0.12%
Net investment income	4.19%	4.99%	3.82%	0.19%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.08%	0.33%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,324,371	$3,886,520	$6,216,332	$4,833,929	$5,363,707

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.042	0.049	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.26%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%	0.45%[6]
Net investment income	4.17%	4.93%	5.11%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,857,645	$2,781,255	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.039	0.047	0.004
Net realized gain (loss)	—	0.000[3]	0.000[3]
Total From Investment Operations	0.039	0.047	0.004
Less Distributions:
Distributions from net investment income	(0.039)	(0.047)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.00%	4.80%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%	0.70%	0.70%[6]
Net investment income	3.86%	4.70%	4.88%[6]
Expense waiver/reimbursement[7]	0.08%	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$94	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.043	0.051	0.039	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.043	0.051	0.039	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.043)	(0.051)	(0.039)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.41%	5.21%	3.92%	0.25%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.16%	0.11%
Net investment income	4.31%	5.09%	4.08%	0.25%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.09%	0.22%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,340,155	$6,538,348	$4,829,109	$2,100,176	$1,859,069

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.040	0.047	0.035	0.001	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.040	0.047	0.035	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.040)	(0.047)	(0.035)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.040)	(0.047)	(0.035)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.05%	4.84%	3.51%	0.14%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.66%	0.66%	0.70%	0.27%	0.13%
Net investment income	3.95%	4.74%	3.45%	0.14%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.08%	0.51%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$724,812	$430,658	$655,941	$796,860	$754,675

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.045	0.052	0.004
Net realized gain (loss)	(0.000)[3]	0.001	0.000[3]
Total From Investment Operations	0.045	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.57%	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%[6]
Net investment income	4.45%	5.24%	5.09%[6]
Expense waiver/reimbursement[7]	0.08%	0.08%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,892,758	$9,664,446	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements	$33,489,639,350
Investment in securities	23,515,077,659
Investment in securities, at amortized cost and fair value	57,004,717,009
Cash	2,145,725,668
Income receivable	13,235,198
Receivable for shares sold	77,742,413
Total Assets	59,241,420,288
Liabilities:
Payable for investments purchased	262,538,273
Payable for shares redeemed	79,219,202
Income distribution payable	98,346,904
Payable for investment adviser fee (Note 5)	140,881
Payable for administrative fee (Note 5)	124,459
Payable for distribution services fee (Note 5)	277,426
Payable for other service fees (Notes 2 and 5)	4,044,852
Accrued expenses (Note 5)	1,292,828
Total Liabilities	445,984,825
Net assets for 58,816,000,515 shares outstanding	$58,795,435,463
Net Assets Consist of:
Paid-in capital	$58,816,193,518
Total distributable earnings (loss)	(20,758,055)
Net Assets	$58,795,435,463
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$526,461,502 ÷ 526,643,133 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,309,821,434 ÷ 1,310,278,952 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,812,495,856 ÷ 31,823,635,772 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$6,821,508 ÷ 6,823,845 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,324,370,787 ÷ 4,325,881,377 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$2,857,645,218 ÷ 2,858,646,510 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$93,686 ÷ 93,719 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,340,155,297 ÷ 7,342,715,046 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$724,811,975 ÷ 725,065,404 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$9,892,758,200 ÷ 9,896,216,757 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$2,695,987,300
Expenses:
Investment adviser fee (Note 5)	87,426,491
Administrative fee (Note 5)	45,142,127
Custodian fees	1,610,602
Transfer agent fees (Note 2)	2,380,044
Directors’/Trustees’ fees (Note 5)	291,446
Auditing fees	33,641
Legal fees	17,669
Portfolio accounting fees	276,606
Distribution services fee (Note 5)	3,097,443
Other service fees (Notes 2 and 5)	47,972,704
Share registration costs	594,398
Printing and postage	547,894
Miscellaneous (Note 5)	297,787
TOTAL EXPENSES	189,688,852
Waiver of investment adviser fee (Note 5)	(46,283,678)
Net expenses	143,405,174
Net investment income	2,552,582,126
Net realized loss on investments	(3,442)
Change in net assets resulting from operations	$2,552,578,684
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,552,582,126	$3,001,247,084
Net realized gain (loss)	(3,442)	48,592
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,552,578,684	3,001,295,676
Distributions to Shareholders:
Select Shares	(19,646,072)	(5,844,280)
Automated Shares	(61,342,622)	(65,220,429)
Institutional Shares	(1,424,047,117)	(1,933,605,189)
Advisor Shares	(195,774)	(2,611)
Service Shares	(180,533,147)	(223,071,007)
Administrative Shares	(116,422,013)	(81,956,711)
Cash Management Shares	(3,222)	(2,351)
Capital Shares	(307,435,200)	(296,613,005)
Trust Shares	(26,830,777)	(27,145,540)
Premier Shares	(416,152,593)	(367,760,105)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,552,608,537)	(3,001,221,228)
Share Transactions:
Proceeds from sale of shares	233,207,472,113	235,682,583,609
Net asset value of shares issued to shareholders in payment of distributions declared	1,282,369,147	1,402,898,424
Cost of shares redeemed	(232,996,056,711)	(238,263,940,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,493,784,549	(1,178,458,178)
Change in net assets	1,493,754,696	(1,178,383,730)
Net Assets:
Beginning of period	57,301,680,767	58,480,064,497
End of period	$58,795,435,463	$57,301,680,767
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $46,283,678 is disclosed in Note 5.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$2,518
Automated Shares	1,376,023
Institutional Shares	179,975
Advisor Shares	27
Service Shares	693,602
Administrative Shares	15,687
Capital Shares	40,144
Trust Shares	19,388
Premier Shares	52,680
TOTAL	$2,380,044
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $8,355 of other service fees for the year ended July 31, 2025. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$93,514
Automated Shares	3,705,129
Institutional Shares	14,019,699
Service Shares	10,777,894
Administrative Shares	6,976,361
Cash Management Shares	209
Capital Shares	10,697,978
Trust Shares	1,701,920
TOTAL	$47,972,704
For the year ended July 31, 2025, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	927,804,391	$927,804,391	560,732,309	$560,732,309
Shares issued to shareholders in payment of distributions declared	19,478,930	19,478,930	5,750,223	5,750,223
Shares redeemed	(710,078,642)	(710,078,642)	(277,094,078)	(277,094,078)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	237,204,679	$237,204,679	289,388,454	$289,388,454
	Year Ended 7/31/2025		Year Ended 7/31/2024
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,148,757,925	$2,148,757,925	2,116,639,031	$2,116,639,031
Shares issued to shareholders in payment of distributions declared	59,871,417	59,871,417	62,599,433	62,599,433
Shares redeemed	(2,289,167,288)	(2,289,167,288)	(1,905,698,395)	(1,905,698,395)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(80,537,946)	$(80,537,946)	273,540,069	$273,540,069
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	148,740,417,591	$148,740,417,591	162,257,227,474	$162,257,227,474
Shares issued to shareholders in payment of distributions declared	627,216,983	627,216,983	805,991,551	805,991,551
Shares redeemed	(149,876,295,661)	(149,876,295,661)	(175,599,822,725)	(175,599,822,725)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(508,661,087)	$(508,661,087)	(12,536,603,700)	$(12,536,603,700)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	40,903,638	$40,903,638	—	$—
Shares issued to shareholders in payment of distributions declared	193,533	193,533	—	—
Shares redeemed	(34,323,326)	(34,323,326)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	6,773,845	$6,773,845	—	$—
Annual Financial Statements and Additional Information
20

	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,245,775,078	$17,245,775,078	15,487,156,196	$15,487,156,196
Shares issued to shareholders in payment of distributions declared	85,512,481	85,512,481	83,777,082	83,777,082
Shares redeemed	(16,893,326,392)	(16,893,326,392)	(17,901,537,190)	(17,901,537,190)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	437,961,167	$437,961,167	(2,330,603,912)	$(2,330,603,912)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	1,515,180,650	$1,515,180,650	3,563,603,361	$3,563,603,361
Shares issued to shareholders in payment of distributions declared	—	—	54	54
Shares redeemed	(1,438,787,860)	(1,438,787,860)	(781,399,695)	(781,399,695)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	76,392,790	$76,392,790	2,782,203,720	$2,782,203,720
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	96,500	$96,500	—	$—
Shares issued to shareholders in payment of distributions declared	1,219	1,219	—	—
Shares redeemed	(54,000)	(54,000)	—	—
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	43,719	$43,719	—	$—
	Year Ended 7/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,945,232,173	$10,945,232,173	10,969,099,760	$10,969,099,760
Shares issued to shareholders in payment of distributions declared	273,330,392	273,330,392	261,728,370	261,728,370
Shares redeemed	(10,416,529,800)	(10,416,529,800)	(9,520,959,347)	(9,520,959,347)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	802,032,765	$802,032,765	1,709,868,783	$1,709,868,783
	Year Ended 7/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	6,661,259,240	$6,661,259,240	1,913,757,331	$1,913,757,331
Shares issued to shareholders in payment of distributions declared	20,599,515	20,599,515	17,264,410	17,264,410
Shares redeemed	(6,387,605,819)	(6,387,605,819)	(2,156,381,203)	(2,156,381,203)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	294,252,936	$294,252,936	(225,359,462)	$(225,359,462)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	44,982,044,927	$44,982,044,927	38,814,368,147	$38,814,368,147
Shares issued to shareholders in payment of distributions declared	196,164,677	196,164,677	165,787,301	165,787,301
Shares redeemed	(44,949,887,923)	(44,949,887,923)	(30,121,047,578)	(30,121,047,578)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	228,321,681	$228,321,681	8,859,107,870	$8,859,107,870
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,493,784,549	$1,493,784,549	(1,178,458,178)	$(1,178,458,178)
Annual Financial Statements and Additional Information
21

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$2,552,608,537	$3,001,221,228
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$12,211
Capital loss carryforwards	$(20,770,266)
TOTAL	$(20,758,055)
As of July 31, 2025, the Fund had a capital loss carryforward of $20,770,266 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,766,824	$3,442	$20,770,266
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $46,283,678 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Annual Financial Statements and Additional Information
22

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$1,395,272
Cash Management Shares	251
Trust Shares	1,701,920
TOTAL	$3,097,443
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees. For the year ended July 31, 2025, FSC retained $7,309 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $131,310 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.50%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2025, the Fee Limit for the Select Shares was 0.17%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information
23

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Treasury Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
25

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
27

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
28

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
29

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450531 (9/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2025

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2025
Principal Amount			Value
		U.S. TREASURIES—37.5%
	[1]	U.S. Treasury Bills—20.2%
$ 41,000,000		United States Treasury Bill, 3.850%, 4/16/2026	$ 39,868,742
125,000,000		United States Treasury Bill, 3.925%, 7/9/2026	120,339,062
116,000,000		United States Treasury Bill, 3.940%, 6/11/2026	112,013,595
117,000,000		United States Treasury Bill, 3.945%, 3/19/2026	114,051,112
116,000,000		United States Treasury Bill, 4.060%, 10/16/2025	115,005,751
85,000,000		United States Treasury Bill, 4.070%, 12/26/2025	83,587,371
117,000,000		United States Treasury Bill, 4.100%, 9/18/2025	116,360,400
95,000,000		United States Treasury Bill, 4.120%, 1/29/2026	93,032,128
123,000,000		United States Treasury Bill, 4.125%, 1/15/2026	120,646,344
51,000,000		United States Treasury Bill, 4.135%, 9/4/2025	50,800,831
92,000,000		United States Treasury Bill, 4.150%, 12/4/2025	90,674,305
124,000,000		United States Treasury Bill, 4.150%, 12/11/2025	122,113,133
105,000,000		United States Treasury Bill, 4.220%, 11/18/2025	103,658,392
106,000,000		United States Treasury Bill, 4.225%, 11/25/2025	104,556,928
180,000,000		United States Treasury Bill, 4.235%, 10/21/2025	178,284,825
31,000,000		United States Treasury Bill, 4.240%, 10/23/2025	30,696,958
24,000,000		United States Treasury Bill, 4.210%, 12/2/2025	23,666,007
182,000,000		United States Treasury Bills, 3.930% - 3.960%, 5/14/2026	176,302,880
277,000,000		United States Treasury Bills, 4.025% - 4.115%, 1/22/2026	271,542,466
145,000,000		United States Treasury Bills, 4.040% - 4.070%, 10/2/2025	143,989,830
173,000,000		United States Treasury Bills, 4.055% - 4.190%, 11/28/2025	170,632,908
119,000,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	117,775,275
		TOTAL	2,499,599,243
		U.S. Treasury Notes—17.3%
350,000,000	[2]	United States Treasury Floating Rate Notes, 4.378% (91-day T-Bill +0.098%), 8/5/2025	349,992,921
189,000,000	[2]	United States Treasury Floating Rate Notes, 4.430% (91-day T-Bill +0.150%), 8/5/2025	188,999,784
65,000,000	[2]	United States Treasury Floating Rate Notes, 4.439% (91-day T-Bill +0.159%), 8/5/2025	65,000,000
276,000,000	[2]	United States Treasury Floating Rate Notes, 4.440% (91-day T-Bill +0.160%), 8/5/2025	276,024,962
141,600,000	[2]	United States Treasury Floating Rate Notes, 4.450% (91-day T-Bill +0.170%), 8/5/2025	141,585,592
92,200,000	[2]	United States Treasury Floating Rate Notes, 4.462% (91-day T-Bill +0.182%), 8/5/2025	92,200,495
293,000,000	[2]	United States Treasury Floating Rate Notes, 4.485% (91-day T-Bill +0.205%), 8/5/2025	293,186,649
175,500,000	[2]	United States Treasury Floating Rate Notes, 4.525% (91-day T-Bill +0.245%), 8/5/2025	175,638,144
48,000,000		United States Treasury Note, 0.375%, 12/31/2025	47,248,195
66,000,000		United States Treasury Note, 0.875%, 6/30/2026	64,101,655
17,000,000		United States Treasury Note, 1.500%, 8/15/2026	16,545,475
37,000,000		United States Treasury Note, 2.250%, 11/15/2025	36,777,084
15,000,000		United States Treasury Note, 3.750%, 8/31/2026	14,940,007
133,000,000		United States Treasury Notes, 0.375% - 4.250%, 1/31/2026	132,013,761
67,000,000		United States Treasury Notes, 1.625% - 3.625%, 5/15/2026	66,515,901
173,000,000		United States Treasury Notes, 1.875% - 4.375%, 7/31/2026	171,450,315
		TOTAL	2,132,220,940
		TOTAL U.S. TREASURIES	4,631,820,183
		REPURCHASE AGREEMENTS—62.9%
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,500,181,667 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,530,185,335.	500,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 100,000,000
Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 7/30/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,010,988,889 on 10/30/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
10/15/2028 and the market value of those underlying securities was $1,031,208,679.
		$ 100,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.34%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,005,907,222 on 9/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $1,020,122,967.	200,000,000
250,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $250,030,278 on 8/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/15/2034 and the market value of that underlying security was $255,000,098.	250,000,000
500,000,000	Interest in $1,585,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,585,191,961 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2032 and the market value of those underlying securities was $1,616,895,866.	500,000,000
150,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.32%, dated 7/11/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,010,920,000 on 10/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,022,570,407.	150,000,000
500,000,000	Interest in $8,730,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $8,731,057,300 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $8,905,678,508.	500,000,000
500,000,000	Interest in $4,550,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,550,551,056 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2035 and the market value of those underlying securities was $4,641,562,091.	500,000,000
500,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,060,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2026 and the market value of those underlying securities was $510,000,028.	500,000,000
150,000,000	Repurchase agreement 4.39%, dated 7/28/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $150,128,042 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $153,018,712.	150,000,000
300,000,000	Interest in $3,500,000,000 joint repurchase agreement 4.39%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $3,502,987,639 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $3,571,741,415.	300,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,847,778 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2031 and the market value of those underlying securities was $1,020,123,545.	200,000,000
1,500,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,182,083 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,531,158,293.	1,500,000,000
1,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,121,111 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2030 and the market value of those underlying securities was $1,020,123,602.	1,000,000,000
600,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $600,072,667 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $612,074,123.	600,000,000
500,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,060,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $510,061,815.	500,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 336,000,000
Interest in $1,700,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,205,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,734,210,024.
		$ 336,000,000
	TOTAL REPURCHASE AGREEMENTS	7,786,000,000
	TOTAL INVESTMENT IN SECURITIES—100.4% (AT AMORTIZED COST)[3]	12,417,820,183
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(46,879,031)
	NET ASSETS—100%	$12,370,941,152

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.052	0.044	0.003	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.005)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.044	0.052	0.039	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.51%	5.32%	3.98%	0.26%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.12%	0.13%
Net investment income	4.40%	5.19%	4.36%	0.22%	0.01%
Expense waiver/reimbursement[5]	0.04%	0.05%	0.10%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,697,218	$8,181,401	$5,050,177	$1,134,075	$1,464,865

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2023[1]
	2025	2024
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.042	0.049	0.004
Net realized gain (loss)	(0.000)[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.042	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.042)	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	4.25%	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%	0.45%[6]
Net investment income	4.19%	4.94%	5.03%[6]
Expense waiver/reimbursement[7]	0.04%	0.04%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$428,065	$436,221	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.045	0.035	0.001	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.003)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.037	0.045	0.032	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.037)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.037)	(0.045)	(0.032)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.79%	4.59%	3.27%	0.08%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.90%	0.90%	0.89%	0.30%	0.13%
Net investment income	3.71%	4.50%	3.50%	0.08%	0.00%[4]
Expense waiver/reimbursement[6]	0.04%	0.05%	0.11%	0.70%	0.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$589,385	$507,758	$1,246,548	$691,193	$735,469

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.044	0.032	0.001	0.000[2]
Net realized gain (loss)	(0.000)[2]	0.000[2]	(0.001)	(0.000)[2]	0.000[2]
Total From Investment Operations	0.036	0.044	0.031	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.036)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	—	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.036)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.66%	4.44%	3.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	1.03%	1.04%	1.04%	0.33%	0.13%
Net investment income	3.59%	4.35%	3.17%	0.06%	0.00%[4]
Expense waiver/reimbursement[6]	0.14%	0.15%	0.20%	0.92%	1.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$656,273	$637,903	$1,080,745	$719,191	$767,050

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements	$7,786,000,000
Investment in securities	4,631,820,183
Investment in securities, at amortized cost and fair value	12,417,820,183
Cash	704,412
Income receivable	2,683,264
Receivable for shares sold	35,684,846
Total Assets	12,456,892,705
Liabilities:
Payable for investments purchased	55,504,521
Payable for shares redeemed	27,072,942
Income distribution payable	1,777,624
Payable for investment adviser fee (Note 5)	28,790
Payable for administrative fee (Note 5)	26,129
Payable for distribution services fee (Note 5)	443,737
Payable for other service fees (Notes 2 and 5)	336,652
Accrued expenses (Note 5)	761,158
Total Liabilities	85,951,553
Net assets for 12,370,995,824 shares outstanding	$12,370,941,152
Net Assets Consist of:
Paid-in capital	$12,370,995,854
Total distributable earnings (loss)	(54,702)
Net Assets	$12,370,941,152
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$10,697,218,477 ÷ 10,697,265,740 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$428,064,912 ÷ 428,066,811 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$589,385,073 ÷ 589,387,680 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$656,272,690 ÷ 656,275,593 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$516,873,723
Expenses:
Investment adviser fee (Note 5)	16,831,857
Administrative fee (Note 5)	8,691,519
Custodian fees	318,335
Transfer agent fees (Note 2)	1,160,783
Directors’/Trustees’ fees (Note 5)	53,921
Auditing fees	24,453
Legal fees	14,670
Portfolio accounting fees	215,323
Distribution services fee (Note 5)	6,163,012
Other service fees (Notes 2 and 5)	4,167,845
Share registration costs	752,776
Printing and postage	313,206
Miscellaneous (Note 5)	114,221
TOTAL EXPENSES	38,821,921
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(4,408,377)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(713,631)
TOTAL WAIVERS AND REIMBURSEMENT	(5,122,008)
Net expenses	33,699,913
Net investment income	483,173,810
Net realized loss on investments	(202)
Change in net assets resulting from operations	$483,173,608
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$483,173,810	$452,996,128
Net realized gain (loss)	(202)	10,957
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	483,173,608	453,007,085
Distributions to Shareholders:
Institutional Shares	(420,230,150)	(356,200,084)
Service Shares	(17,081,452)	(17,497,797)
Cash II Shares	(20,673,606)	(33,069,449)
Cash Series Shares	(25,191,275)	(46,245,741)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(483,176,483)	(453,013,071)
Share Transactions:
Proceeds from sale of shares	15,163,054,061	15,835,747,337
Net asset value of shares issued to shareholders in payment of distributions declared	461,031,660	414,223,597
Cost of shares redeemed	(13,016,425,023)	(13,864,201,733)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,607,660,698	2,385,769,201
Change in net assets	2,607,657,823	2,385,763,215
Net Assets:
Beginning of period	9,763,283,329	7,377,520,114
End of period	$12,370,941,152	$9,763,283,329
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $5,122,008 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$61,092	$(1,153)
Service Shares	2,572	—
Cash II Shares	562,623	(10,841)
Cash Series Shares	534,496	—
TOTAL	$1,160,783	$(11,994)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,018,618
Cash II Shares	1,395,134
Cash Series Shares	1,754,093
TOTAL	$4,167,845
For the year ended July 31, 2025, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,192,930,219	$10,192,930,219	9,780,382,204	$9,780,382,204
Shares issued to shareholders in payment of distributions declared	416,324,765	416,324,765	337,687,200	337,687,200
Shares redeemed	(8,093,433,989)	(8,093,433,989)	(6,986,832,748)	(6,986,832,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,515,820,995	$2,515,820,995	3,131,236,656	$3,131,236,656
	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	973,400,108	$973,400,108	1,193,228,295	$1,193,228,295
Shares issued to shareholders in payment of distributions declared	117	117	4	4
Shares redeemed	(981,556,306)	(981,556,306)	(757,055,407)	(757,055,407)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,156,081)	$(8,156,081)	436,172,892	$436,172,892
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	416,964,721	$416,964,721	1,030,090,699	$1,030,090,699
Shares issued to shareholders in payment of distributions declared	20,152,653	20,152,653	31,949,679	31,949,679
Shares redeemed	(355,490,586)	(355,490,586)	(1,800,835,565)	(1,800,835,565)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	81,626,788	$81,626,788	(738,795,187)	$(738,795,187)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	3,579,759,013	$3,579,759,013	3,832,046,139	$3,832,046,139
Shares issued to shareholders in payment of distributions declared	24,554,125	24,554,125	44,586,714	44,586,714
Shares redeemed	(3,585,944,142)	(3,585,944,142)	(4,319,478,013)	(4,319,478,013)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	18,368,996	$18,368,996	(442,845,160)	$(442,845,160)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,607,660,698	$2,607,660,698	2,385,769,201	$2,385,769,201
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$483,176,483	$453,013,071
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,966
Capital loss carryforwards	$(56,668)
TOTAL	$(54,702)
As of July 31, 2025, the Fund had a capital loss carryforward of $56,668 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,659	$11,009	$56,668
Annual Financial Statements and Additional Information
13

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Adviser voluntarily waived $4,408,377 of its fee and voluntarily reimbursed $11,994 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,953,188	$—
Cash Series Shares	4,209,824	(701,637)
TOTAL	$6,163,012	$(701,637)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $104,234 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $1,134 of the other service fees disclosed in Note 2.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service
Annual Financial Statements and Additional Information
14

Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. SUBSEQUENT EVENT
On August 1, 2025, the Fund’s Automated Shares became effective with the Securities and Exchange Commission.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
15

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2025
Annual Financial Statements and Additional Information
16

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information
18

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
19

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
20

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
21

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
28731 (9/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2025